UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-03651

                          Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
                              Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.
303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

December 31, 2020

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone International Equity Fund
Touchstone International Growth Fund (formerly Touchstone International Small Cap Fund)
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Small Company Fund
Touchstone Value Fund

This report identifies the Funds' investments on December 31, 2020. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2020

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Balanced Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	44.5%
AA/Aa	5.2
A/A	8.6
BBB/Baa	21.1
BB/Ba	8.9
B/B	4.2
Not Rated	7.5
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	33.1%
Common Stocks
Information Technology	17.5
Communication Services	9.8
Health Care	8.3
Consumer Discretionary	8.2
Industrials	7.2
Financials	6.6
Consumer Staples	2.8
Real Estate	1.1
Energy	0.8
Materials	0.8
Exchange-Traded Fund	1.5
Short-Term Investment Funds	2.4
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone International Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United Kingdom	15.8%
Switzerland	13.5
France	12.2
Germany	11.5
Japan	6.8
South Korea	4.0
China	3.9
Canada	3.9
India	3.5
Luxembourg	3.2
Brazil	3.1
United States	2.9
Hong Kong	2.5
Greece	2.5
Mexico	2.4
Norway	1.8
Taiwan	1.4
Short-Term Investment Fund	4.9
Other Assets/Liabilities (Net)	0.2
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
China	35.7%
Switzerland	9.3
France	8.9
Germany	7.5
Canada	5.2
United Kingdom	4.7
Japan	4.5
Israel	4.3
United States	4.3
Sweden	4.2
Italy	3.2
India	2.5
Spain	1.8
Singapore	1.4
Hong Kong	1.4
Thailand	1.1
Short-Term Investment Funds	2.6
Other Assets/Liabilities (Net)	(2.6)
Total	100.0%

Touchstone Large Cap Focused Fund
Sector Allocation*	(% of Net Assets)
Information Technology	26.1%
Communication Services	17.9
Consumer Discretionary	13.8
Financials	11.1
Health Care	11.0
Industrials	8.3
Consumer Staples	3.5
Real Estate	2.1
Materials	1.4
Energy	1.2
Exchange-Traded Fund	1.0
Short-Term Investment Fund	2.7
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Large Company Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	49.0%
Communication Services	19.9
Consumer Discretionary	19.0
Health Care	6.8
Financials	2.1
Consumer Staples	2.0
Short-Term Investment Fund	1.0
Other Assets/Liabilities (Net)	0.2
Total	100.0%

Touchstone Large Cap Fund
Sector Allocation*	(% of Net Assets)
Information Technology	20.6%
Financials	17.4
Consumer Discretionary	14.1
Communication Services	10.5
Materials	9.7
Industrials	7.9
Consumer Staples	6.7
Health Care	6.6
Real Estate	4.1
Short-Term Investment Fund	2.3
Other Assets/Liabilities (Net)	0.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Ohio Tax-Free Bond Fund
Credit Quality**	(% of Fixed Income Securities)
AAA/Aaa	8.8%
AA/Aa	67.9
A/A	17.0
BBB/Baa	5.5
Not Rated	0.8
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue Bonds	66.6%
General Obligation Bonds	21.6
Pre-refunded/Escrowed to Maturity	9.9
Variable Rate Demand Notes	1.3
Other Assets/Liabilities (Net)	0.6
Total	100.0%

Touchstone Small Company Fund
Sector Allocation*	(% of Net Assets)
Health Care	22.2%
Industrials	21.4
Information Technology	20.8
Consumer Discretionary	15.7
Financials	9.8
Real Estate	5.6
Communication Services	3.2
Short-Term Investment Fund	2.0
Other Assets/Liabilities (Net)	(0.7)
Total	100.0%

Touchstone Value Fund
Sector Allocation*	(% of Net Assets)
Financials	23.0%
Industrials	18.2
Consumer Discretionary	12.8
Information Technology	12.0
Health Care	9.9
Energy	6.4
Materials	5.9
Utilities	3.1
Communication Services	2.5
Consumer Staples	2.3
Real Estate	2.1
Short-Term Investment Funds	2.7
Other Assets/Liabilities (Net)	(0.9)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

** Credit quality ratings are from S&P and Moody's. If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Portfolio of Investments
Touchstone Balanced Fund – December 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 63.1%
Information Technology — 17.5%
Accenture PLC - Class A	11,242	$2,936,523
Apple, Inc.	171,966	22,818,169
International Business Machines Corp.	30,494	3,838,585
Microsoft Corp.	89,192	19,838,085
Oracle Corp.	82,126	5,312,731
salesforce.com, Inc.*	32,040	7,129,861
SS&C Technologies Holdings, Inc.	50,203	3,652,268
Texas Instruments, Inc.	60,000	9,847,800
Visa, Inc. - Class A	31,190	6,822,189
Workday, Inc. - Class A*	18,759	4,494,844
		86,691,055

Communication Services — 9.8%
Alphabet, Inc. - Class C*	8,205	14,374,175
AT&T, Inc.	28,740	826,562
Comcast Corp. - Class A	120,000	6,288,000
Facebook, Inc. - Class A*	55,524	15,166,936
Fox Corp. - Class A	66,476	1,935,781
Netflix, Inc.*	8,684	4,695,699
Walt Disney Co. (The)*	30,099	5,453,337
		48,740,490

Health Care — 8.3%
Alcon, Inc. (Switzerland)*	5,751	379,451
AmerisourceBergen Corp.	32,645	3,191,375
Becton Dickinson and Co.	13,000	3,252,860
Bristol-Myers Squibb Co.	80,592	4,999,122
CVS Health Corp.	10,000	683,000
HCA Healthcare, Inc.	43,170	7,099,738
Johnson & Johnson	55,966	8,807,929
Merck & Co., Inc.	31,591	2,584,144
Stryker Corp.	10,047	2,461,917
UnitedHealth Group, Inc.	21,765	7,632,550
		41,092,086

Consumer Discretionary — 8.2%
Alibaba Group Holding Ltd. (China) ADR*	19,725	4,590,599
Amazon.com, Inc.*	4,832	15,737,486
Hilton Worldwide Holdings, Inc.	49,891	5,550,873
JD.com, Inc. (China) ADR*	61,098	5,370,514
Starbucks Corp.	43,308	4,633,090
Trip.com Group Ltd. (China) ADR*	133,671	4,508,723
		40,391,285

Industrials — 7.2%
Boeing Co. (The)	10,646	2,278,883
Deere & Co.	18,232	4,905,320
FedEx Corp.	8,072	2,095,653
General Dynamics Corp.	14,000	2,083,480
Honeywell International, Inc.	35,000	7,444,500
Hubbell, Inc.	35,488	5,564,163
Parker-Hannifin Corp.	14,919	4,064,085
Raytheon Technologies Corp.	100,229	7,167,376
		35,603,460

Financials — 6.6%
American Express Co.	20,384	2,464,629
Berkshire Hathaway, Inc. - Class B*	46,875	10,868,906
CME Group, Inc.	10,160	1,849,628
Goldman Sachs Group, Inc. (The)	34,762	9,167,087
JPMorgan Chase & Co.	39,000	4,955,730
Signature Bank/NewYork NY	25,618	3,465,859
		32,771,839

Consumer Staples — 2.8%
Monster Beverage Corp.*	63,257	5,850,007
PepsiCo, Inc.	8,485	1,258,325
Philip Morris International, Inc.	61,125	5,060,539
Procter & Gamble Co. (The)	12,856	1,788,784
		13,957,655

Real Estate — 1.1%
Jones Lang LaSalle, Inc.*	35,738	5,302,447

Energy — 0.8%
Chevron Corp.	20,000	1,689,000
Exxon Mobil Corp.	38,000	1,566,360
Schlumberger Ltd.	37,700	822,991
		4,078,351

Materials — 0.8%
Corteva, Inc.	1	39
Dow, Inc.	1	55
DuPont de Nemours, Inc.	55,475	3,944,827
		3,944,921
Total Common Stocks		$312,573,589

Principal Amount
	Corporate Bonds — 14.4%
	Financials — 3.0%
$599,000	Allstate Corp. (The), 1.450%, 12/15/30	597,869
316,000	Ally Financial, Inc., 5.750%, 11/20/25	367,900
282,000	American Financial Group, Inc., 5.250%, 4/2/30	348,960
386,000	Ares Capital Corp., 3.250%, 7/15/25	409,081
80,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 4.250%, 4/15/26	86,189
355,000	Bank of America Corp., 3.705%, 4/24/28	404,153
535,000	Bank of America Corp. MTN, 4.000%, 1/22/25	601,170
390,000	Bank of Montreal (Canada), 3.803%, 12/15/32	442,062
435,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	454,111
245,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	325,458
330,000	Citigroup, Inc., 3.200%, 10/21/26	368,830
197,000	Citigroup, Inc., 4.750%, 5/18/46	263,196
304,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	312,360
519,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.791%, 2/15/27(A)	484,820
177,000	Credit Acceptance Corp., 6.625%, 3/15/26	188,505
97,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	100,880
440,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 1.215%, 7/24/23(A)	443,935
150,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	172,803
350,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	359,828
335,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	382,384
553,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	593,063
413,000	JPMorgan Chase & Co., 2.956%, 5/13/31	452,892
425,000	JPMorgan Chase & Co., 3.509%, 1/23/29	483,346
416,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	469,765
276,000	Mastercard, Inc., 3.300%, 3/26/27	314,884
69,000	MGIC Investment Corp., 5.250%, 8/15/28	73,830
470,000	Morgan Stanley, 3.950%, 4/23/27	543,390
125,000	Navient Corp., 5.500%, 1/25/23	130,625
116,000	Navient Corp., 5.875%, 10/25/24	123,250
126,000	Navient Corp., 7.250%, 9/25/23	138,093
278,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	310,279

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 14.4% (Continued)
	Financials — (Continued)
$300,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	$353,313
552,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.757%, 1/15/27(A)	525,121
41,000	OneMain Finance Corp., 4.000%, 9/15/30	42,542
49,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	51,818
370,000	PNC Bank NA, 2.700%, 11/1/22	385,446
523,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.795%, 6/1/28(A)	496,154
34,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	33,745
156,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	170,820
59,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	61,213
52,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	55,510
76,000	Springleaf Finance Corp., 8.875%, 6/1/25	85,975
159,000	State Street Corp., 2.825%, 3/30/23	164,098
434,000	Toronto-Dominion Bank (The) (Canada) MTN, 1.150%, 6/12/25	443,161
980,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.890%, 5/15/27(A)	943,369
380,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	411,213
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	72,225
		15,043,634

	Industrials — 1.7%
92,070	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	90,484
181,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	192,312
355,000	Bemis Co., Inc., 2.630%, 6/19/30	384,445
77,000	Boeing Co. (The), 3.600%, 5/1/34	81,076
106,000	Boeing Co. (The), 5.040%, 5/1/27	123,922
142,000	Boeing Co. (The), 5.805%, 5/1/50	195,697
418,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	619,780
105,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	109,331
192,000	Carrier Global Corp., 3.577%, 4/5/50	214,852
233,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	247,635
207,000	CoreCivic, Inc., 5.000%, 10/15/22	207,000
462,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	582,256
247,000	Eagle Materials, Inc., 4.500%, 8/1/26	256,580
166,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	175,962
167,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	177,439
280,000	FedEx Corp., 5.100%, 1/15/44	377,635
15,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	15,677
64,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	64,160
52,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 9.750%, 8/1/27	59,605
212,000	General Electric Co., 4.125%, 10/9/42	248,519
63,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	64,142
15,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	18,075
22,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	26,902
405,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	444,191
122,000	Moog, Inc., 144a, 4.250%, 12/15/27	126,575
69,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	70,725
350,000	Norfolk Southern Corp., 4.837%, 10/1/41	477,711
228,000	Otis Worldwide Corp., 3.112%, 2/15/40	247,594
73,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	79,023
83,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	85,490
40,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	41,000
373,000	Roper Technologies, Inc., 2.950%, 9/15/29	409,794
85,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	85,565
41,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	43,973
69,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	69,345
20,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	20,900
16,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	16,440
25,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	26,250
48,000	TransDigm, Inc., 6.375%, 6/15/26	49,680
17,000	TransDigm, Inc., 6.500%, 5/15/25	17,468
131,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	139,515
15,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	16,580
51,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	53,933
34,000	US Concrete, Inc., 144a, 5.125%, 3/1/29	35,020
330,000	Vulcan Materials Co., 4.500%, 4/1/25	377,477
220,000	Waste Management, Inc., 2.500%, 11/15/50	222,279
71,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	80,748
50,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	53,807
95,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	100,938
332,000	Xylem, Inc., 1.950%, 1/30/28	350,069
		8,275,576

	Communication Services — 1.5%
160,000	Alphabet, Inc., 1.900%, 8/15/40	157,034
99,000	Altice France SA (France), 144a, 7.375%, 5/1/26	104,198
51,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	51,893
125,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	126,588
18,000	AT&T, Inc., 4.500%, 5/15/35	21,842
19,000	Cable One, Inc., 144a, 4.000%, 11/15/30	19,736
63,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	66,873
47,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	49,531
42,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	44,573
63,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	67,266
164,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	176,956
31,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	32,897
245,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	268,581
33,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	34,073
435,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	615,290
257,000	Comcast Corp., 4.000%, 3/1/48	323,770
152,000	CommScope, Inc., 144a, 5.500%, 3/1/24	156,712
24,000	CommScope, Inc., 144a, 7.125%, 7/1/28	25,560

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 14.4% (Continued)
	Communication Services — (Continued)
$267,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	$300,010
205,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	213,969
200,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	219,250
148,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	234,162
115,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	93,438
11,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	11,228
254,000	Front Range BidCo, Inc., 144a, 4.000%, 3/1/27	254,635
97,000	Frontier Communications Corp., 144a, 5.000%, 5/1/28	101,123
41,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	44,331
50,000	GCI LLC, 144a, 4.750%, 10/15/28	53,328
32,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	32,600
202,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	211,847
48,000	Lamar Media Corp., 4.875%, 1/15/29	51,000
98,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	97,755
57,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	59,533
113,000	MDC Partners, Inc., 144a, 6.500%, 5/1/24	114,554
80,000	Meredith Corp., 144a, 6.500%, 7/1/25	84,800
205,000	Netflix, Inc., 4.875%, 4/15/28	231,178
54,000	Netflix, Inc., 144a, 5.375%, 11/15/29	63,653
52,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	54,405
100,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	105,500
273,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	289,123
56,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	57,120
22,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	22,864
146,000	Sinclair Television Group, Inc., 144a, 4.125%, 12/1/30	149,392
20,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	20,423
115,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	126,536
181,000	TEGNA, Inc., 5.000%, 9/15/29	191,212
138,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	168,096
78,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	95,940
444,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	514,241
130,000	Verizon Communications, Inc., 4.672%, 3/15/55	174,690
296,000	Verizon Communications, Inc., 144a, 2.987%, 10/30/56	297,957
280,000	ViacomCBS, Inc., 4.950%, 5/19/50	362,690
		7,445,956

	Health Care — 1.4%
114,000	Abbott Laboratories, 3.750%, 11/30/26	133,545
260,000	AbbVie, Inc., 3.800%, 3/15/25	289,946
365,000	AbbVie, Inc., 4.450%, 5/14/46	464,349
322,000	AbbVie, Inc., 5.000%, 12/15/21	332,419
53,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	56,578
66,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	67,815
320,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	377,519
33,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	34,570
46,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	48,057
144,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	148,415
98,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	106,453
97,000	Becton Dickinson and Co., (3M LIBOR +1.030%), 1.255%, 6/6/22(A)	97,786
193,000	Becton Dickinson and Co., 4.685%, 12/15/44	249,127
299,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	432,468
312,000	Cigna Corp., 4.375%, 10/15/28	377,110
160,000	CommonSpirit Health, 4.187%, 10/1/49	186,244
268,000	CVS Health Corp., 4.300%, 3/25/28	318,909
230,000	CVS Health Corp., 5.125%, 7/20/45	309,663
74,000	DaVita, Inc., 144a, 3.750%, 2/15/31	75,137
69,000	DaVita, Inc., 144a, 4.625%, 6/1/30	73,226
399,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	454,440
49,000	Encompass Health Corp., 4.500%, 2/1/28	51,205
28,000	Encompass Health Corp., 4.625%, 4/1/31	29,960
282,000	HCA, Inc., 3.500%, 9/1/30	299,646
29,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	31,683
158,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	167,628
22,000	LifePoint Health, Inc., 144a, 6.750%, 4/15/25	23,624
145,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	146,784
320,000	Mylan, Inc., 4.550%, 4/15/28	380,417
94,000	Providence Service Corp. (The), 144a, 5.875%, 11/15/25	99,405
172,000	Select Medical Corp., 144a, 6.250%, 8/15/26	185,230
121,000	Tenet Healthcare Corp., 5.125%, 5/1/25	123,358
69,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	75,383
43,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	41,334
410,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	487,745
		6,777,178

	Consumer Staples — 1.3%
34,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	34,404
148,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	157,435
191,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	197,685
18,000	American Builders & Contractors Supply Co., Inc., 144a, 5.875%, 5/15/26	18,653
514,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	668,319
282,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	288,661
193,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	199,514
185,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	197,719
19,000	Central Garden & Pet Co., 4.125%, 10/15/30	19,808
90,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	91,350
354,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	372,142
380,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	394,892
91,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	91,974
475,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	534,954
81,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	91,004
183,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	210,223
93,000	Kraft Heinz Foods Co., 144a, 3.875%, 5/15/27	100,195
167,000	Kroger Co. (The), 5.000%, 4/15/42	221,190
400,000	Mars, Inc., 144a, 3.875%, 4/1/39	489,928
55,000	Michaels Stores, Inc., 144a, 4.750%, 10/1/27	56,375
207,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	208,035

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 14.4% (Continued)
	Consumer Staples — (Continued)
$26,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	$27,820
165,000	Pilgrim's Pride Corp., 144a, 5.750%, 3/15/25	169,389
28,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	29,455
24,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	24,780
74,000	QVC, Inc., 4.375%, 9/1/28	76,675
121,000	QVC, Inc., 4.750%, 2/15/27	129,773
351,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	399,787
118,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	124,490
110,000	Staples, Inc., 144a, 7.500%, 4/15/26	114,870
228,000	Starbucks Corp., 3.350%, 3/12/50	254,871
107,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	114,356
210,000	Sysco Corp., 5.950%, 4/1/30	275,949
85,000	US Foods, Inc., 144a, 6.250%, 4/15/25	90,844
		6,477,519

	Consumer Discretionary — 1.3%
58,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 3.500%, 2/15/29	57,928
104,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	105,397
40,000	Adient US LLC, 144a, 7.000%, 5/15/26	43,509
242,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	255,612
137,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	137,685
162,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	165,848
15,000	Carnival Corp., 144a, 7.625%, 3/1/26	16,342
112,000	Carnival Corp., 144a, 11.500%, 4/1/23	129,553
82,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	86,305
29,000	Dana, Inc., 5.625%, 6/15/28	31,225
34,000	Delta Air Lines, Inc., 3.750%, 10/28/29	32,955
38,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	41,477
63,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	64,969
33,000	Ford Motor Co., 4.750%, 1/15/43	33,660
63,000	Ford Motor Co., 9.000%, 4/22/25	77,239
202,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	211,595
200,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	211,000
190,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	202,825
200,000	Ford Motor Credit Co. LLC MTN, 4.389%, 1/8/26	209,936
150,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	163,382
259,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	320,924
46,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	47,416
285,000	Home Depot, Inc. (The), 5.950%, 4/1/41	440,351
444,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	466,523
188,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	198,810
28,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	30,030
415,000	Lowe's Cos, Inc., 4.500%, 4/15/30	516,578
24,000	Marriott International, Inc., 4.625%, 6/15/30	28,164
31,000	MDC Holdings, Inc., 3.850%, 1/15/30	34,471
32,000	Meritor, Inc., 144a, 4.500%, 12/15/28	32,800
51,000	Meritor, Inc., 144a, 6.250%, 6/1/25	55,080
149,000	Quad/Graphics, Inc., 7.000%, 5/1/22	134,100
20,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27†	21,800
52,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	60,791
74,000	Sonic Automotive, Inc., 6.125%, 3/15/27	77,978
99,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	98,010
64,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	72,532
169,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	181,464
496,000	Toyota Motor Credit Corp. MTN, 0.500%, 8/14/23	498,534
24,000	TRI Pointe Group, Inc., 5.700%, 6/15/28	27,096
33,000	United Rentals North America, Inc., 3.875%, 11/15/27	34,567
182,000	United Rentals North America, Inc., 5.875%, 9/15/26	192,683
394,000	Walmart, Inc., 2.850%, 7/8/24	426,250
22,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	22,859
68,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	70,380
		6,368,633

	Energy — 1.1%
375,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	393,558
151,000	Apache Corp., 4.875%, 11/15/27	160,060
84,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	89,460
202,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	226,106
270,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	362,568
280,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	316,984
56,000	Cenovus Energy, Inc. (Canada), 5.375%, 7/15/25	63,137
350,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	408,721
51,000	Cheniere Energy Partners LP, 5.250%, 10/1/25	52,339
98,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	102,900
10,000	CNX Resources Corp., 144a, 6.000%, 1/15/29	10,245
32,000	Continental Resources, Inc., 4.900%, 6/1/44	31,648
31,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	34,409
116,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	112,520
10,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 6.625%, 7/15/25	10,700
243,000	Energy Transfer Partners LP, 4.950%, 6/15/28	280,085
37,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	36,637
18,000	Global Partners LP / GLP Finance Corp., 144a, 6.875%, 1/15/29	19,485
27,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	27,811
74,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	76,405
124,000	Murphy Oil Corp., 6.375%, 12/1/42	109,275
362,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	489,416
277,000	NuStar Logistics LP, 5.625%, 4/28/27	295,005
10,000	Occidental Petroleum Corp., 4.100%, 2/15/47	8,174
101,000	Occidental Petroleum Corp., 4.200%, 3/15/48	82,315
52,000	Occidental Petroleum Corp., 6.125%, 1/1/31	55,650
80,000	Occidental Petroleum Corp., 6.375%, 9/1/28	84,400
100,000	Occidental Petroleum Corp., 6.625%, 9/1/30	108,575
77,000	Occidental Petroleum Corp., 8.500%, 7/15/27	88,862
206,000	PDC Energy, Inc., 5.750%, 5/15/26	212,695
92,000	PDC Energy, Inc., 6.125%, 9/15/24	94,540
398,000	Phillips 66 Partners LP, 3.150%, 12/15/29	414,056
150,000	Phillips 66 Partners LP, 3.750%, 3/1/28	162,735
39,000	Range Resources Corp., 9.250%, 2/1/26	40,755
10,689	Ruby Pipeline LLC, 144a, 7.750%, 4/1/22	10,582
22,000	Southwestern Energy Co., 8.375%, 9/15/28	23,870
70,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	74,411

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 14.4% (Continued)
	Energy — (Continued)
$41,000	Sunoco LP / Sunoco Finance Corp., 144a, 4.500%, 5/15/29	$42,640
178,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	181,115
52,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	53,511
169,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	180,830
		5,629,190

	Information Technology — 1.0%
899,000	Apple, Inc., 2.750%, 1/13/25	975,386
110,000	Apple, Inc., 4.650%, 2/23/46	156,360
40,000	Black Knight InfoServ LLC, 144a, 3.625%, 9/1/28	40,950
75,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	77,250
36,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	39,076
132,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	137,775
153,000	CDK Global, Inc., 4.875%, 6/1/27	161,415
398,000	Fiserv, Inc., 3.500%, 7/1/29	454,459
404,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	458,580
66,000	j2 Global, Inc., 144a, 4.625%, 10/15/30	69,630
73,000	Logan Merger Sub, Inc., 144a, 5.500%, 9/1/27	76,467
50,000	Microchip Technology, Inc., 144a, 4.250%, 9/1/25	52,897
233,000	Micron Technology, Inc., 5.327%, 2/6/29	291,456
210,000	Microsoft Corp., 3.500%, 2/12/35	258,657
9,000	NCR Corp., 144a, 8.125%, 4/15/25	10,023
430,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	518,048
85,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	88,400
351,000	Oracle Corp., 2.650%, 7/15/26	385,727
155,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	165,543
297,000	Visa, Inc., 4.150%, 12/14/35	386,039
58,000	Western Digital Corp., 4.750%, 2/15/26	64,090
104,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	110,684
		4,978,912

	Utilities — 0.9%
258,000	American Water Capital Corp., 6.593%, 10/15/37	403,070
39,000	Calpine Corp., 144a, 5.000%, 2/1/31	40,755
20,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	21,450
452,000	DTE Energy Co. Ser D, 3.700%, 8/1/23	488,129
237,000	Duke Energy Progress LLC, 4.150%, 12/1/44	300,754
238,000	Edison International, 4.125%, 3/15/28	265,379
388,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	462,818
65,000	FirstEnergy Transmission LLC, 144a, 4.550%, 4/1/49	75,909
31,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	39,335
76,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	93,321
577,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	573,487
125,000	PacifiCorp., 5.750%, 4/1/37	177,976
54,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	56,970
105,000	PG&E Corp., 5.000%, 7/1/28	111,825
19,000	PG&E Corp., 5.250%, 7/1/30	20,900
65,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	64,350
189,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	203,647
277,000	Virginia Electric & Power Co., 3.300%, 12/1/49	326,848
745,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 2.334%, 5/15/67(A)	638,822
		4,365,745

	Real Estate — 0.8%
234,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	269,058
403,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	454,981
15,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	15,406
10,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	9,950
67,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	76,121
322,000	Equinix, Inc. REIT, 2.900%, 11/18/26	352,161
107,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	106,141
60,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	68,860
396,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	413,008
74,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	78,070
103,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	111,240
103,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	111,873
288,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	313,734
141,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	147,627
296,000	Realty Income Corp. REIT, 3.250%, 1/15/31	335,552
149,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	166,122
29,000	SBA Communications Corp. REIT, 144a, 3.875%, 2/15/27	30,459
147,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	167,345
250,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	290,018
487,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	535,593
		4,053,319

	Materials — 0.4%
13,000	Arconic Corp., 144a, 6.000%, 5/15/25	13,877
250,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	288,125
10,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	10,350
57,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	57,059
280,000	Ecolab, Inc., 4.800%, 3/24/30	357,277
76,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	78,185
177,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	187,620
9,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	9,697
101,000	Hudbay Minerals, Inc. (Peru), 144a, 7.625%, 1/15/25	104,914
31,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	32,162
41,000	Mineral Resources Ltd. (Australia), 144a, 8.125%, 5/1/27	45,356
22,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	23,021
106,000	Novelis Corp., 144a, 5.875%, 9/30/26	110,770
114,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	117,135
398,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	532,375
15,000	WR Grace & Co., 144a, 4.875%, 6/15/27	15,908
		1,983,831
	Total Corporate Bonds	$71,399,493

	U.S. Treasury Obligations — 11.7%
7,290,000	U.S. Treasury Bond, 1.125%, 8/15/40	6,901,580
6,600,000	U.S. Treasury Bond, 1.375%, 8/15/50	6,181,312
4,965,000	U.S. Treasury Note, 0.250%, 10/31/25	4,943,666
15,445,000	U.S. Treasury Note, 0.375%, 3/31/22	15,493,869
7,766,000	U.S. Treasury Note, 0.625%, 5/15/30	7,592,478
8,790,000	U.S. Treasury Note, 1.500%, 9/30/21	8,880,647
1,225,000	U.S. Treasury Note, 1.500%, 10/31/24	1,283,905

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	U.S. Treasury Obligations — 11.7% (Continued)
$6,570,000	U.S. Treasury Note, 1.500%, 11/30/24	$6,889,518
	Total U.S. Treasury Obligations	$58,166,975

	Asset-Backed Securities — 2.5%
383,027	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	403,884
250,000	Apidos CLO XVIII (Cayman Islands), Ser 2015-23A, Class AR, 144a, (3M LIBOR + 1.220%), 1.457%, 4/15/33(A)	250,000
450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR + 1.140%), 1.356%, 10/22/30(A)	449,819
575,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR + 2.000%), 2.237%, 1/15/33(A)	576,205
357,892	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	364,554
465,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR + 1.350%), 1.559%, 10/21/31(A)	465,564
192,060	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	193,086
859,688	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	913,908
616,239	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	631,719
270,369	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	272,681
281,648	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	282,240
694,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	711,855
378,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	403,757
850,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR + 1.600%), 1.809%, 10/21/30(A)	847,455
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR + 1.650%), 1.868%, 4/20/31(A)	465,324
525,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR + 1.550%), 1.791%, 10/15/32(A)	526,098
575,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR + 1.900%), 2.121%, 11/15/32(A)	575,398
915,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR + 1.080%), 1.239%, 7/15/38(A)	$910,745
472,269	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	476,514
573,592	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	616,300
465,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR + 1.270%), 1.488%, 7/20/32(A)	465,128
1,309,500	Wendy's Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	1,349,885
	Total Asset-Backed Securities	$12,152,119

	U.S. Government Mortgage-Backed Obligations — 2.1%
2,296	FHLMC, Pool #G08062, 5.000%, 6/1/35	2,671
294,933	FHLMC, Pool #G08637, 4.000%, 4/1/45	322,291
3,097	FHLMC, Pool #P00020, 6.500%, 10/1/22	3,107
1,450,298	FHLMC, Pool #Q02664, 4.500%, 8/1/41	1,620,773
2,311,098	FHLMC, Pool #Q29056, 4.000%, 10/1/44	2,546,703
1,169,014	FHLMC, Pool #Q29260, 4.000%, 10/1/44	1,288,010
29	FNMA, Pool #687301, 6.000%, 11/1/32	33
468	FNMA, Pool #690305, 5.500%, 3/1/33	522
459,456	FNMA, Pool #725423, 5.500%, 5/1/34	535,885
411,646	FNMA, Pool #725610, 5.500%, 7/1/34	480,860
60,244	FNMA, Pool #748895, 6.000%, 12/1/33	64,541
203,005	FNMA, Pool #AD9193, 5.000%, 9/1/40	234,914
527,897	FNMA, Pool #AH8925, 4.500%, 3/1/41	592,767
276,172	FNMA, Pool #AL5718, 3.500%, 9/1/44	301,915
455,213	FNMA, Pool #AR9195, 3.000%, 3/1/43	494,080
1,108,199	FNMA, Pool #BC1809, 3.500%, 5/1/46	1,185,075
744,224	GNMA, Pool #5175, 4.500%, 9/20/41	829,131
	Total U.S. Government Mortgage-Backed Obligations	$10,503,278

Shares
Exchange-Traded Fund — 1.5%
iShares JP Morgan USD Emerging Markets Bond ETF	62,002	$7,186,652

Principal
Amount
	Non-Agency Collateralized Mortgage Obligations — 1.1%
$328,201	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.598%, 7/25/43(A)(B)	333,733
706,701	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.565%, 6/25/45(A)(B)	729,896
683,368	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.748%, 10/25/45(A)(B)	712,140
577,972	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.396%, 5/25/43(A)(B)	590,525
598,644	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.942%, 1/25/45(A)(B)	621,004
679,953	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.833%, 12/25/44(A)(B)	688,269
581,643	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	627,377
729,704	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.511%, 1/25/47(A)(B)	756,812
403,343	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	411,198
	Total Non-Agency Collateralized Mortgage Obligations	$5,470,954

	Commercial Mortgage-Backed Securities — 0.8%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	962,905
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR + 1.250%), 1.409%, 7/15/35(A)	889,767
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	745,748
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR + 1.020%), 2.020%, 11/15/35(A)	482,971
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	950,294
	Total Commercial Mortgage-Backed Securities	$4,031,685

	Agency Collateralized Mortgage Obligations — 0.3%
790,298	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	885,918

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Agency Collateralized Mortgage Obligations — 0.3% (Continued)
$398,157	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	$442,577
7,094,024	GNMA, Ser 2012-147, Class IO, 0.558%, 4/16/54(A)(B)(C)	155,538
	Total Agency Collateralized Mortgage Obligations	$1,484,033

	Sovereign Government Obligations — 0.2%
238,000	Colombia Government International Bond, 5.000%, 6/15/45	290,360
232,000	Mexico Government International Bond, 3.771%, 5/24/61	241,628
356,000	Peruvian Government International Bond, 2.780%, 12/1/60	359,204
	Total Sovereign Government Obligations	$891,192

	Shares
Short-Term Investment Funds — 2.4%
Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	11,667,952	11,667,952
Invesco Government & Agency Portfolio, Institutional Class, 0.03%**∞Ω	22,424	22,424
Total Short-Term Investment Funds		$11,690,376

Total Investment Securities —100.1%
(Cost $332,278,299)		$495,550,346

Liabilities in Excess of Other Assets — (0.1%)		(357,167)
Net Assets — 100.0%		$495,193,179

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2020.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $21,582.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $235,538,018 or 47.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$312,573,589	$—	$—	$312,573,589
Corporate Bonds	—	71,399,493	—	71,399,493
U.S. Treasury Obligations	—	58,166,975	—	58,166,975
Asset-Backed Securities	—	12,152,119	—	12,152,119
U.S. Government
Mortgage-Backed
Obligations	—	10,503,278	—	10,503,278
Exchange-Traded Fund	7,186,652	—	—	7,186,652
Non-Agency Collateralized
Mortgage Obligations	—	5,470,954	—	5,470,954
Commercial
Mortgage-Backed
Securities	—	4,031,685	—	4,031,685
Agency Collateralized
Mortgage Obligations	—	1,484,033	—	1,484,033
Sovereign Government
Obligations	—	891,192	—	891,192
Short-Term Investment
Funds	11,690,376	—	—	11,690,376
Total	$331,450,617	$164,099,729	$—	$495,550,346

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone International Equity Fund – December 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 94.9%
United Kingdom — 15.8%
Consumer Discretionary — 2.8%
Compass Group PLC	190,000	$3,543,758
Consumer Staples — 1.8%
Reckitt Benckiser Group PLC	26,000	2,320,610
Health Care — 3.1%
ConvaTec Group PLC, 144a	1,460,000	3,977,128
Industrials — 2.1%
Bunzl PLC	80,000	2,671,033
Information Technology — 2.4%
Spectris PLC	79,000	3,042,793
Real Estate — 3.6%
Foxtons Group PLC*	1,750,000	1,316,219
Savills PLC*	250,000	3,262,148
Total United Kingdom		20,133,689

Switzerland — 13.5%
Consumer Staples — 3.0%
Nestle SA	32,000	3,782,762
Health Care — 5.6%
Alcon, Inc.*	21,000	1,394,319
Novartis AG	28,000	2,636,423
Roche Holding AG	9,000	3,134,687
Industrials — 2.8%
Adecco Group AG	53,000	3,529,978
Materials — 2.1%
LafargeHolcim Ltd.	50,000	2,744,390
Total Switzerland		17,222,559

France — 12.2%
Communication Services — 2.5%
JCDecaux SA*	142,000	3,239,165
Consumer Discretionary — 7.3%
Accor SA*	65,000	2,358,252
Cie Generale des Etablissements Michelin SCA	28,000	3,605,191
LVMH Moet Hennessy Louis Vuitton SE	5,200	3,255,207
Energy — 2.4%
TOTAL SA	71,500	3,086,100
Total France		15,543,915

Germany — 11.5%
Health Care — 3.5%
Fresenius SE & Co. KGaA	96,000	4,439,215
Industrials — 5.8%
Brenntag AG	42,000	3,265,984
Norma Group SE	80,000	4,093,017
Information Technology — 2.2%
SAP SE	21,900	2,836,461
Total Germany		14,634,677

Japan — 6.8%
Communication Services — 2.1%
Nippon Telegraph & Telephone Corp.	105,000	2,694,195
Consumer Discretionary — 1.9%
USS Co. Ltd.	115,000	2,325,406
Industrials — 2.8%
FANUC Corp.	14,500	3,579,312
Total Japan		8,598,913

South Korea — 4.0%
Information Technology — 4.0%
Samsung Electronics Co. Ltd.	68,000	5,077,935

China — 3.9%
Communication Services — 1.9%
Tencent Holdings Ltd.	34,000	2,446,429
Consumer Discretionary — 2.0%
Alibaba Group Holding Ltd. ADR*	11,000	2,560,030
Total China		5,006,459

Canada — 3.9%
Materials — 3.9%
Barrick Gold Corp.	115,000	2,620,002
Pretium Resources, Inc.*	200,000	2,296,000
Total Canada		4,916,002

India — 3.5%
Consumer Discretionary — 0.6%
PC Jeweller Ltd.*	2,200,000	765,659
Financials — 2.9%
Indian Energy Exchange Ltd., 144a	1,200,000	3,751,663
Total India		4,517,322

Luxembourg — 3.2%
Industrials — 3.2%
Befesa SA, 144a	64,000	4,042,196

Brazil — 3.1%
Consumer Staples — 3.1%
Ambev SA ADR	1,300,000	3,978,000

United States — 2.9%
Health Care — 2.9%
Medtronic PLC	31,000	3,631,340

Hong Kong — 2.5%
Consumer Discretionary — 2.5%
Galaxy Entertainment Group Ltd.	410,000	3,191,662

Greece — 2.5%
Consumer Discretionary — 2.5%
OPAP SA	235,000	3,141,937

Mexico — 2.4%
Consumer Staples — 2.4%
Gruma SAB de CV - Class B	255,000	3,039,189

Norway — 1.8%
Energy — 1.8%
TGS NOPEC Geophysical Co. ASA	150,000	2,325,546

Taiwan — 1.4%
Information Technology — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,000	1,744,640
Total Common Stocks		$120,745,981

Touchstone International Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value
Short-Term Investment Fund — 4.9%
Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	6,151,462	$6,151,462

Total Investment Securities —99.8%
(Cost $102,447,873)		$126,897,443

Other Assets in Excess of Liabilities — 0.2%		292,426

Net Assets — 100.0%		$127,189,869

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $11,770,987 or 9.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$5,293,347	$14,840,342	$—	$20,133,689
Switzerland	—	17,222,559	—	17,222,559
France	—	15,543,915	—	15,543,915
Germany	4,093,017	10,541,660	—	14,634,677
Japan	—	8,598,913	—	8,598,913
South Korea	—	5,077,935	—	5,077,935
China	2,560,030	2,446,429	—	5,006,459
Canada	4,916,002	—	—	4,916,002
India	—	4,517,322	—	4,517,322
Luxembourg	4,042,196	—	—	4,042,196
Brazil	3,978,000	—	—	3,978,000
United States	3,631,340	—	—	3,631,340
Hong Kong	—	3,191,662	—	3,191,662
Greece	—	3,141,937	—	3,141,937
Mexico	3,039,189	—	—	3,039,189
Norway	—	2,325,546	—	2,325,546
Taiwan	1,744,640	—	—	1,744,640
Short-Term Investment
Fund	6,151,462	—	—	6,151,462
Total	$39,449,223	$87,448,220	$—	$126,897,443

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone International Growth Fund – December 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 100.0%
China — 35.7%
Communication Services — 8.4%
Autohome, Inc. ADR	19,710	$1,963,510
Tencent Holdings Ltd.	93,625	6,736,674
Consumer Discretionary — 20.6%
Alibaba Group Holding Ltd. ADR*	32,945	7,667,290
ANTA Sports Products Ltd.	128,000	2,030,990
JD.com, Inc. ADR*	70,115	6,163,108
New Oriental Education & Technology Group, Inc. ADR*	29,190	5,423,794
Consumer Staples — 4.5%
Kweichow Moutai Co. Ltd. - Class A	5,800	1,772,473
Wuliangye Yibin Co. Ltd. - Class A	63,028	2,814,853
Financials — 2.2%
Ping An Insurance Group Co. of China Ltd.	186,000	2,263,549
Total China		36,836,241

Switzerland — 9.3%
Consumer Staples — 1.2%
Coca-Cola HBC AG	37,960	1,229,260
Financials — 1.9%
Partners Group Holding AG	1,690	1,985,821
Health Care — 6.2%
Alcon, Inc.*	27,836	1,848,203
Sonova Holding AG*	8,080	2,101,556
Straumann Holding AG	2,030	2,377,985
Total Switzerland		9,542,825

France — 8.9%
Consumer Discretionary — 2.6%
Kering SA	3,766	2,733,114
Industrials — 2.9%
Safran SA*	20,875	2,956,950
Information Technology — 3.4%
Capgemini SE	22,580	3,512,373
Total France		9,202,437

Germany — 7.5%
Communication Services — 2.8%
Stroeer SE & Co. KGaA	29,744	2,939,423
Consumer Discretionary — 3.3%
adidas AG*	9,223	3,355,373
Information Technology — 1.4%
Netcompany Group A/S, 144a*	14,363	1,467,561
Total Germany		7,762,357

Canada — 5.2%
Consumer Discretionary — 2.7%
Dollarama, Inc.	67,200	2,738,892
Industrials — 2.5%
Canadian Pacific Railway Ltd.†	7,430	2,575,907
Total Canada		5,314,799

United Kingdom — 4.7%
Health Care — 2.6%
AstraZeneca PLC	26,790	2,671,319
Information Technology — 2.1%
Endava PLC ADR*	28,235	2,167,036
Total United Kingdom		4,838,355

Japan — 4.5%
Communication Services — 1.8%
Kakaku.com, Inc.	68,100	1,864,125
Industrials — 2.7%
Recruit Holdings Co. Ltd.	65,300	2,742,793
Total Japan		4,606,918

Israel — 4.3%
Information Technology — 4.3%
Nice Ltd. ADR*	15,635	4,433,148

United States — 4.3%
Communication Services — 3.2%
Alphabet, Inc. - Class A*	890	1,559,850
Facebook, Inc. - Class A*	6,275	1,714,079
Information Technology — 1.1%
Microsoft Corp.	5,145	1,144,351
Total United States		4,418,280

Sweden — 4.2%
Consumer Discretionary — 4.2%
Evolution Gaming Group AB, 144a	43,060	4,329,018

Italy — 3.2%
Information Technology — 3.2%
Nexi SpA, 144a*	163,965	3,262,758

India — 2.5%
Financials — 2.5%
HDFC Bank Ltd. ADR*	36,020	2,602,805

Spain — 1.8%
Health Care — 1.8%
Grifols SA	63,629	1,857,742

Singapore — 1.4%
Financials — 1.4%
DBS Group Holdings Ltd.	77,500	1,468,682

Hong Kong — 1.4%
Consumer Discretionary — 1.4%
Galaxy Entertainment Group Ltd.	186,000	1,447,925

Thailand — 1.1%
Consumer Staples — 1.1%
Thai Beverage PCL	2,002,000	1,114,499
Total Common Stocks		$103,038,789

Short-Term Investment Funds — 2.6%
Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	104,845	104,845
Invesco Government & Agency Portfolio, Institutional Class, 0.03%**∞Ω	2,598,800	2,598,800
Total Short-Term Investment Funds		$2,703,645

Total Investment Securities —102.6%
(Cost $83,070,927)		$105,742,434

Liabilities in Excess of Other Assets — (2.6%)		(2,659,651)
Net Assets — 100.0%		$103,082,783

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $2,530,837.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2020.

Touchstone International Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

PCL - Public Company Limited

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $9,059,337 or 8.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$21,217,702	$15,618,539	$—	$36,836,241
Switzerland	—	9,542,825	—	9,542,825
France	2,956,950	6,245,487	—	9,202,437
Germany	1,467,561	6,294,796	—	7,762,357
Canada	5,314,799	—	—	5,314,799
United Kingdom	2,167,036	2,671,319	—	4,838,355
Japan	—	4,606,918	—	4,606,918
Israel	4,433,148	—	—	4,433,148
United States	4,418,280	—	—	4,418,280
Sweden	—	4,329,018	—	4,329,018
Italy	—	3,262,758	—	3,262,758
India	2,602,805	—	—	2,602,805
Spain	—	1,857,742	—	1,857,742
Singapore	—	1,468,682	—	1,468,682
Hong Kong	—	1,447,925	—	1,447,925
Thailand	—	1,114,499	—	1,114,499
Short-Term Investment
Funds	2,703,645	—	—	2,703,645
Total	$47,281,926	$58,460,508	$—	$105,742,434

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Large Cap Focused Fund – December 31, 2020 (Unaudited)

		Market
	Shares	Value
Common Stocks — 96.4%
Information Technology — 26.1%
Apple, Inc.	987,979	$131,094,934
International Business Machines Corp.	211,430	26,614,808
Microsoft Corp.	641,666	142,719,352
Oracle Corp.	575,576	37,234,011
salesforce.com, Inc.*	223,368	49,706,081
SS&C Technologies Holdings, Inc.	341,815	24,867,041
Texas Instruments, Inc.	213,715	35,077,043
Visa, Inc. - Class A	168,956	36,955,746
Workday, Inc. - Class A*	127,620	30,579,028
		514,848,044
Communication Services — 17.9%
Alphabet, Inc. - Class C*	63,799	111,768,192
AT&T, Inc.	330,323	9,500,090
Comcast Corp. - Class A	910,052	47,686,725
Facebook, Inc. - Class A*	369,153	100,837,834
Fox Corp. - Class A	543,444	15,825,089
Netflix, Inc.*	64,980	35,136,635
Walt Disney Co. (The)*	184,029	33,342,374
		354,096,939

Consumer Discretionary — 13.8%
Alibaba Group Holding Ltd. (China) ADR*	129,861	30,222,551
Amazon.com, Inc.*	32,160	104,742,869
Hilton Worldwide Holdings, Inc.	326,361	36,310,925
JD.com, Inc. (China) ADR*	466,788	41,030,665
Starbucks Corp.	287,686	30,776,648
Trip.com Group Ltd. (China) ADR*	857,733	28,931,334
		272,014,992

Financials — 11.1%
Berkshire Hathaway, Inc. - Class B*	343,158	79,568,045
Goldman Sachs Group, Inc. (The)	224,497	59,202,104
JPMorgan Chase & Co.	325,000	41,297,750
Signature Bank/NewYork NY	283,917	38,411,131
		218,479,030

Health Care — 11.0%
AmerisourceBergen Corp.	202,922	19,837,655
Bristol-Myers Squibb Co.	580,543	36,011,082
HCA Healthcare, Inc.	278,752	45,843,554
Johnson & Johnson	355,363	55,927,029
Merck & Co., Inc.	116,435	9,524,383
UnitedHealth Group, Inc.	140,161	49,151,659
		216,295,362

Industrials — 8.3%
Deere & Co.	134,799	36,267,671
FedEx Corp.	69,404	18,018,666
Hubbell, Inc.	223,892	35,104,027
Parker-Hannifin Corp.	104,544	28,478,831
Raytheon Technologies Corp.	646,257	46,213,838
		164,083,033
Consumer Staples — 3.5%
Monster Beverage Corp.*	404,704	37,427,026
Philip Morris International, Inc.	390,345	32,316,663
		69,743,689

Real Estate — 2.1%
Jones Lang LaSalle, Inc.*	277,122	41,116,591

Materials — 1.4%
DuPont de Nemours, Inc.	391,038	27,806,712

Energy — 1.2%
Exxon Mobil Corp.	455,000	18,755,100
Schlumberger Ltd.	248,127	5,416,612
		24,171,712
Total Common Stocks		$1,902,656,104

Exchange Traded Fund — 1.0%
SPDR S&P 500 ETF Trust	52,668	$19,691,512

Short-Term Investment Fund — 2.7%
Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	52,296,754	$52,296,754

Total Investment Securities —100.1%
(Cost $1,056,861,345)		$1,974,644,370

Liabilities in Excess of Other Assets — (0.1%)		(1,856,973)

Net Assets — 100.0%		$1,972,787,397

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,902,656,104	$—	$—	$1,902,656,104
Exchanged Traded Fund	19,691,512	—	—	19,691,512
Short-Term Investment Fund	52,296,754	—	—	52,296,754
Total	$1,974,644,370	$—	$—	$1,974,644,370

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Large Cap Fund – December 31, 2020 (Unaudited)

		Market
	Shares	Value
Common Stocks — 97.6%
Information Technology — 20.6%
Apple, Inc.	175,778	$23,323,983
Cisco Systems, Inc.	168,819	7,554,650
Citrix Systems, Inc.	67,538	8,786,694
Texas Instruments, Inc.	77,468	12,714,823
Visa, Inc. - Class A	63,806	13,956,286
		66,336,436

Financials — 17.4%
Berkshire Hathaway, Inc. - Class B*	89,749	20,810,101
BlackRock, Inc.	16,649	12,012,919
Charles Schwab Corp. (The)	255,103	13,530,663
Progressive Corp. (The)	97,671	9,657,709
		56,011,392

Consumer Discretionary — 14.1%
CarMax, Inc.*	111,250	10,508,675
Dollar Tree, Inc.*	66,974	7,235,871
Home Depot, Inc. (The)	43,000	11,421,660
Lowe's Cos., Inc.	36,850	5,914,793
O'Reilly Automotive, Inc.*	22,926	10,375,620
		45,456,619

Communication Services — 10.5%
Alphabet, Inc. - Class C*	10,312	18,065,387
Fox Corp. - Class A	214,753	6,253,607
Verizon Communications, Inc.	162,598	9,552,632
		33,871,626

Materials — 9.7%
Air Products & Chemicals, Inc.	37,227	10,171,161
Martin Marietta Materials, Inc.	37,409	10,623,034
NewMarket Corp.	26,077	10,386,208
		31,180,403

Industrials — 7.9%
FedEx Corp.	51,067	13,258,015
Norfolk Southern Corp.	51,059	12,132,129
		25,390,144

Consumer Staples — 6.7%
Altria Group, Inc.	247,541	10,149,181
Nestle SA (Switzerland) ADR	96,479	11,365,226
		21,514,407

Health Care — 6.6%
Bristol-Myers Squibb Co.	86,537	5,367,890
Johnson & Johnson	59,529	9,368,674
Pfizer, Inc.	182,907	6,732,807
		21,469,371

Real Estate — 4.1%
STORE Capital Corp. REIT	394,255	13,396,785
Total Common Stocks		$314,627,183

Short-Term Investment Fund — 2.3%
Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	7,464,132	$7,464,132

Total Investment Securities —99.9%
(Cost $212,380,885)		$322,091,315

Other Assets in Excess of Liabilities — 0.1%		257,209

Net Assets — 100.0%		$322,348,524

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$314,627,183	$—	$—	$314,627,183
Short-Term Investment Fund	7,464,132	—	—	7,464,132
Total	$322,091,315	$—	$—	$322,091,315

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Large Company Growth Fund – December 31, 2020 (Unaudited)

		Market
	Shares	Value
Common Stocks — 98.8%
Information Technology — 49.0%
Adobe, Inc.*	38,012	$19,010,561
Automatic Data Processing, Inc.	43,530	7,669,986
EPAM Systems, Inc.*	23,690	8,489,311
Fortinet, Inc.*	34,900	5,183,697
Global Payments, Inc.	31,300	6,742,646
GoDaddy, Inc. - Class A*	58,425	4,846,354
Intuit, Inc.	31,810	12,083,028
Mastercard, Inc. - Class A	19,025	6,790,784
Microsoft Corp.	113,875	25,328,078
PayPal Holdings, Inc.*	80,175	18,776,985
Visa, Inc. - Class A	49,475	10,821,667
		125,743,097

Communication Services — 19.9%
Alphabet, Inc. - Class A*	11,060	19,384,198
Facebook, Inc. - Class A*	43,225	11,807,341
Sirius XM Holdings, Inc.	1,236,325	7,875,390
Tencent Holdings Ltd. (China) ADR	165,400	11,890,606
		50,957,535

Consumer Discretionary — 19.0%
Alibaba Group Holding Ltd. (China) ADR*	65,950	15,348,543
Amazon.com, Inc.*	5,850	19,053,041
Burlington Stores, Inc.*	24,250	6,342,588
JD.com, Inc. (China) ADR*	91,150	8,012,085
		48,756,257

Health Care — 6.8%
Boston Scientific Corp.*	105,650	3,798,117
Neurocrine Biosciences, Inc.*	37,650	3,608,753
UnitedHealth Group, Inc.	15,800	5,540,744
Zoetis, Inc.	27,500	4,551,250
		17,498,864

Financials — 2.1%
Aon PLC - Class A	25,375	5,360,976

Consumer Staples — 2.0%
Monster Beverage Corp.*	56,958	5,267,476
Total Common Stocks		$253,584,205

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	2,577,279	$2,577,279

Total Investment Securities —99.8%
(Cost $121,424,830)		$256,161,484

Other Assets in Excess of Liabilities — 0.2%		475,213

Net Assets — 100.0%		$256,636,697

*  Non-income producing security.

∞  Open-End Fund.

Ω  Represents the 7-day SEC yield as of December 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$253,584,205	$—	$—	$253,584,205
Short-term Investment Fund	2,577,279	—	—	2,577,279
Total	$256,161,484	$—	$—	$256,161,484

See accompanying Notes to Financial Statements.

Portfolio of Investments Touchstone Ohio Tax-Free Bond Fund – December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Fixed Rate Revenue Bonds — 66.6%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$539,355
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	418,823
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	891,435
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	559,900
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children’s Hosp)	5.000	05/15/30	1,359,130
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,001,890
200,000	Dayton OH Wtr Sys Rev	4.000	12/01/30	234,458
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,062,560
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	505,060
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,013,100
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	771,465
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,101,250
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,063,297
500,000	OH St Univ Ser A	4.000	12/01/32	558,800
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	185,385
390,000	Port Of Gtr Cincinnati Dev Aut	4.000	12/01/32	466,050
300,000	Port Of Gtr Cincinnati Dev Aut (Ref St.Xavier High Sch Inc Pro)	4.000	04/01/33	340,968
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	301,986
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,214,654
970,000	Franklin Co OH Sales Tax Rev (Various Purpose)	4.000	06/01/33	1,164,514
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,175,400
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,079,160
525,000	OH St Univ Ser A	4.000	12/01/33	585,569
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	294,993
500,000	OH St Hgr Edl Fac Commis (Ref Univ Findlay Proj)	5.000	03/01/34	530,190
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	702,050
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	591,820
570,000	Miami Univ OH (Ref)	5.000	09/01/35	688,224
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,284,597
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	592,755
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	237,396
290,000	OH St Hgr Edl Fac Commis (University Of Dayton 2018 Pro) Ser A	4.000	12/01/35	335,631
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	566,920
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	640,409
1,000,000	OH St Parks & Recreation Cap (Lease Approp Impt Fund Projs S)	5.000	12/01/36	1,285,480
500,000	Cleveland OH Arpt Sys Rev (Ser B)	5.000	01/01/37	611,345
1,000,000	Univ Of Cincinnati OH Recpts (Ref) Ser A	5.000	06/01/37	1,253,010
340,000	Confluence Cmnty Auth OH (Stadium & Sports Proj)	4.000	05/01/39	397,902
160,000	Warren Co. OH Hlth Care Facs (Ref Otterbein Homes Ser A)	4.000	07/01/39	180,701
250,000	OH St Hgr Edl Fac Commis (Denison Univ Proj)	5.000	11/01/39	319,985
1,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth Sys Obli)	4.000	01/01/40	1,186,260
500,000	Hamilton Co. OH Hosp Facs Rev (Ref Trihealth Inc Obligated Gr)	5.000	08/15/40	647,865
245,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	09/15/40	304,547
400,000	OH St Hosp Rev (Ref Premier Health Partners Ol)	4.000	11/15/40	445,936
1,000,000	Allen Co. OH Hosp Facs Rev (Ref Bon Secours Mercy Health I)	4.000	12/01/40	1,174,520
100,000	OH St Hgr Edl Fac Commis (Ref University Of Dayton 2020)	4.000	02/01/41	116,553
315,000	Akron OH Income Tax Rev	4.000	12/01/41	355,815
	Total Fixed Rate Revenue Bonds			$33,339,113

	General Obligation Bonds — 21.6%
830,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,059,520
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,139,300
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	341,634
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	409,453
700,000	Miami Vly Career Tech Center O UTGO	4.000	12/01/34	832,251
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	582,075

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal Amount		Interest Rate	Maturity Date	Market Value
	General Obligation Bonds — 21.6% (Continued)
$500,000	Cuyahoga Co. OH (Ser A) LTGO	3.000%	12/01/35	$548,435
500,000	Dublin OH (Ser A) LTGO	5.000	12/01/35	644,750
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	523,266
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	236,790
1,000,000	Toledo OH (Capital Improvement Bonds) LTGO	4.000	12/01/35	1,173,290
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	616,020
500,000	Greene Co OH Votech Sch Dist (Sch Facs Construction & Impt) UTGO	4.000	12/01/37	593,240
1,000,000	Hamilton Co OH (Ref) LTGO Ser A	5.000	12/01/37	1,259,370
300,000	Lexington OH LSD (Ser A) UTGO	4.000	10/01/39	364,680
400,000	Athens OH CSD (Ser A) UTGO	4.000	12/01/40	473,004
	Total General Obligation Bonds			$10,797,078

	Pre-refunded/Escrowed to Maturity(A) — 9.9%
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	05/01/29	397,134
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	05/01/29	725,978
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A Pre-refunded @ $100	4.500	05/01/32	1,057,440
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj) Pre-refunded @ $100	5.250	06/01/32	1,070,840
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/33	272,007
475,000	Cincinnati OH Wtr Sys Rev Ser A Pre-refunded @ $100	5.000	12/01/35	584,934
750,000	Brecksville-Broadview Heights OH CSD (Sch Facs Impt) UTGO (Pre-refunded @ $100)	5.000	12/01/38	854,475
	Total Pre-refunded/Escrowed to Maturity			$4,962,808

	Variable Rate Demand Notes(B)(C)(D) — 1.3%
450,000	Allen Co OH Hosp Facs Rev (Adj Catholic Healthcare C) (LOC: Union Bank NA)	0.020	06/01/34	450,000
100,000	OH St Hgr Edl Fac Commis (Hosp Cleveland Clinic Hlth Sys) Ser B 2 (LIQ: Bank Of Ny Mellon Trust)	0.020	01/01/39	100,000
100,000	OH St Hosp Fac Rev (Variable Cleveland Clinic Hlth Sys) (SPA: U.S. Bank N.A.)	0.010	01/01/52	100,000
	Total Variable Rate Demand Notes			$650,000

	Total Investment Securities —99.4%
	(Cost $45,673,421)			$49,748,999

	Other Assets in Excess of Liabilities — 0.6%			318,499

	Net Assets — 100.0%			$50,067,498
(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at December 31, 2020. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

(D)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

As of December 31, 2020, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of December 31, 2020, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LIQ - Liquidity Agreement

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,748,999	$—	$49,748,999

See accompanying Notes to Financial Statements.

Portfolio of Investments Touchstone Small Company Fund – December 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 98.7%
Health Care — 22.2%
Addus HomeCare Corp.*	83,538	$9,781,464
Allscripts Healthcare Solutions, Inc.*	695,622	10,044,782
Bio-Rad Laboratories, Inc. - Class A*	12,246	7,138,683
Bio-Techne Corp.	26,937	8,553,844
Chemed Corp.	18,222	9,705,219
Encompass Health Corp.	118,548	9,802,734
Ensign Group, Inc. (The)	131,326	9,576,292
Globus Medical, Inc. - Class A*	142,691	9,306,307
Haemonetics Corp.*	75,262	8,937,362
HMS Holdings Corp.*	289,312	10,632,216
Integra LifeSciences Holdings Corp.*	159,030	10,324,228
Magellan Health, Inc.*	117,517	9,735,108
NuVasive, Inc.*	200,963	11,320,246
Omnicell, Inc.*	80,002	9,601,840
Premier, Inc. - Class A	293,298	10,294,760
Progyny, Inc.*	230,668	9,778,017
Providence Service Corp. (The)*	60,844	8,434,804
Tactile Systems Technology, Inc.*	221,148	9,938,391
Vericel Corp.*	325,828	10,061,569
Vocera Communications, Inc.*	223,151	9,267,461
		192,235,327

Industrials — 21.4%
Aerojet Rocketdyne Holdings, Inc.*	187,055	9,885,857
Arcosa, Inc.	177,486	9,749,306
ASGN, Inc.*	104,530	8,731,391
Clean Harbors, Inc.*	179,164	13,634,380
Crane Co.	115,800	8,993,028
Curtiss-Wright Corp.	87,616	10,194,122
Dycom Industries, Inc.*	127,941	9,662,104
Forward Air Corp.	122,158	9,386,621
Great Lakes Dredge & Dock Corp.*	807,736	10,637,883
ITT, Inc.	123,524	9,513,818
JELD-WEN Holding, Inc.*	358,400	9,089,024
John Bean Technologies Corp.	73,229	8,338,586
Parsons Corp.*	385,205	14,025,314
Quanta Services, Inc.	122,927	8,853,203
RBC Bearings, Inc.*	45,647	8,172,639
Rexnord Corp.	237,744	9,388,511
SkyWest, Inc.	240,971	9,713,541
Watts Water Technologies, Inc. - Class A	64,398	7,837,237
Woodward, Inc.	72,386	8,797,071
		184,603,636

Information Technology — 20.8%
8x8, Inc.*	286,760	9,884,617
Aspen Technology, Inc.*	72,152	9,397,798
Cerence, Inc.*	86,230	8,664,390
Envestnet, Inc.*	117,125	9,638,216
ExlService Holdings, Inc.*	108,166	9,208,172
J2 Global, Inc.*	98,035	9,577,039
KBR, Inc.	315,175	9,748,363
MAXIMUS, Inc.	136,327	9,977,773
Nice Ltd. (Israel) ADR*	30,041	8,517,825
Nuance Communications, Inc.*	192,078	8,468,719
Onto Innovation, Inc.*	413,722	19,672,481
Qualys, Inc.*	80,361	9,793,595
SPS Commerce, Inc.*	81,972	8,901,339
Tower Semiconductor Ltd. (Israel)*	670,892	17,322,431
Verint Systems, Inc.*	327,079	21,973,167
WNS Holdings Ltd. (India) ADR*	132,312	9,533,080
		180,279,005

Consumer Discretionary — 15.7%
American Eagle Outfitters, Inc.	860,538	17,270,998
Aritzia, Inc. (Canada)*	495,708	10,043,452
Fox Factory Holding Corp.*	93,613	9,895,830
frontdoor, Inc.*	343,219	17,233,026
Grand Canyon Education, Inc.*	98,253	9,148,337
Malibu Boats, Inc. - Class A*	152,466	9,519,977
Oxford Industries, Inc.	138,680	9,084,927
Skyline Champion Corp.*	324,134	10,028,706
Steven Madden Ltd.	281,204	9,932,125
Strategic Education, Inc.	92,699	8,836,996
Texas Roadhouse, Inc.	94,579	7,392,295
TopBuild Corp.*	41,042	7,555,011
Zumiez, Inc.*	274,309	10,089,085
		136,030,765

Financials — 9.8%
Evercore, Inc. - Class A	87,761	9,622,116
FNB Corp.	1,016,300	9,654,850
Glacier Bancorp, Inc.	196,761	9,052,974
Old National Bancorp	572,836	9,486,164
Pacific Premier Bancorp, Inc.	310,795	9,737,207
PROG Holdings, Inc.	161,000	8,673,070
TCF Financial Corp.	249,466	9,235,231
Webster Financial Corp.	213,336	8,992,112
Western Alliance Bancorp	165,467	9,919,747
		84,373,471

Real Estate — 5.6%
Corporate Office Properties Trust REIT	795,782	20,753,995
Healthcare Realty Trust, Inc. REIT	464,869	13,760,122
STAG Industrial, Inc. REIT	441,816	13,837,677
		48,351,794

Communication Services — 3.2%
Cargurus, Inc.*	290,999	9,233,398
Cogent Communications Holdings, Inc.	153,878	9,212,676
QuinStreet, Inc.*	432,193	9,266,218
		27,712,292
Total Common Stocks		$853,586,290

Short-Term Investment Fund — 2.0%
Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	16,682,209	$16,682,209

Total Investment Securities —100.7%
(Cost $573,932,799)		$870,268,499

Liabilities in Excess of Other Assets — (0.7%)		(5,625,916)

Net Assets — 100.0%		$864,642,583

*   Non-income producing security.

∞   Open-End Fund.

Ω   Represents the 7-day SEC yield as of December 31, 2020.

Portfolio Abbreviations:
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$853,586,290	$—	$—	$853,586,290
Short-term Investment Fund	16,682,209	—	—	16,682,209
Total	$870,268,499	$—	$—	$870,268,499

See accompanying Notes to Financial Statements.

Portfolio of Investments Touchstone Value Fund – December 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 98.2%
Financials — 23.0%
American Express Co.	33,996	$4,110,456
American International Group, Inc.	277,528	10,507,210
Chubb Ltd.	57,666	8,875,951
Citigroup, Inc.	82,080	5,061,053
Goldman Sachs Group, Inc. (The)	32,432	8,552,643
JPMorgan Chase & Co.	55,263	7,022,269
New York Community Bancorp, Inc.	384,012	4,051,327
Northern Trust Corp.	44,560	4,150,318
US Bancorp	188,311	8,773,409
Wells Fargo & Co.	217,526	6,564,935
Willis Towers Watson PLC	19,942	4,201,381
		71,870,952

Industrials — 18.2%
AECOM*	86,130	4,287,551
Deere & Co.	39,101	10,520,124
General Dynamics Corp.	40,924	6,090,310
Jacobs Engineering Group, Inc.	21,621	2,355,824
JB Hunt Transport Services, Inc.	57,975	7,922,284
Quanta Services, Inc.	51,035	3,675,541
Raytheon Technologies Corp.	102,195	7,307,964
Stanley Black & Decker, Inc.	49,394	8,819,793
Westinghouse Air Brake Technologies Corp.	82,275	6,022,530
		57,001,921

Consumer Discretionary — 12.8%
Advance Auto Parts, Inc.	57,481	9,053,832
Aramark	303,792	11,689,916
Dollar General Corp.	13,497	2,838,419
Lennar Corp. - Class A	100,901	7,691,683
Lowe’s Cos., Inc.	53,925	8,655,502
		39,929,352

Information Technology — 12.0%
Broadcom, Inc.	22,845	10,002,683
Cognizant Technology Solutions Corp. - Class A	105,731	8,664,655
FLIR Systems, Inc.	75,246	3,298,032
Oracle Corp.	38,594	2,496,646
QUALCOMM, Inc.	40,056	6,102,131
Texas Instruments, Inc.	41,541	6,818,124
		37,382,271

Health Care — 9.9%
Anthem, Inc.	20,421	6,556,979
CVS Health Corp.	121,528	8,300,362
Medtronic PLC	71,707	8,399,758
UnitedHealth Group, Inc.	21,981	7,708,297
		30,965,396

Energy — 6.4%
Chevron Corp.	64,153	5,417,721
Hess Corp.	73,926	3,902,554
Phillips 66	121,087	8,468,825
Valero Energy Corp.	39,226	2,219,015
		20,008,115

Materials — 5.9%
Corteva, Inc.	239,342	9,267,322
DuPont de Nemours, Inc.	87,772	6,241,467
International Flavors & Fragrances, Inc.†	27,351	2,976,883
		18,485,672

Utilities — 3.1%
Edison International	49,578	3,114,490
Exelon Corp.	154,730	6,532,701
		9,647,191

Communication Services — 2.5%
Comcast Corp. - Class A	149,967	7,858,271

Consumer Staples — 2.3%
Coca-Cola European Partners PLC (United Kingdom)	143,805	7,165,803

Real Estate — 2.1%
MGM Growth Properties LLC - Class A REIT	211,139	6,608,651
Total Common Stocks		$306,923,595

Short-Term Investment Funds — 2.7%
Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	5,328,656	5,328,656
Invesco Government & Agency Portfolio, Institutional Class, 0.03%**∞Ω	3,071,622	3,071,622
Total Short-Term Investment Funds		$8,400,278

Total Investment Securities —100.9%
(Cost $238,305,788)		$315,323,873

Liabilities in Excess of Other Assets — (0.9%)		(2,901,670)

Net Assets — 100.0%		$312,422,203

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $2,945,537.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2020.

Portfolio Abbreviations:
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$306,923,595	$—	$—	$306,923,595
Short-Term Investment Funds	8,400,278	—	—	8,400,278
Total	$315,323,873	$—	$—	$315,323,873

See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
December 31, 2020 (Unaudited)

						Touchstone
		Touchstone	Touchstone	Touchstone		Large
	Touchstone	International	International	Large Cap	Touchstone	Company
	Balanced	Equity	Growth	Focused	Large Cap	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$332,278,299	$102,447,873	$83,070,927	$1,056,861,345	$212,380,885	$121,424,830
Investments, at market value (A)	$495,550,346	$126,897,443	$105,742,434	$1,974,644,370	$322,091,315	$256,161,484
Cash	—	—	—	—	—	—
Foreign currency (B)	1,041	—	—	—	—	—
Dividends and interest receivable	1,174,547	148,009	4,692	1,110,234	496,694	40,483
Receivable for capital shares sold	1,029,249	61,408	13,904	1,255,231	547,523	652,058
Receivable for investments sold	—	—	151,108	—	—	—
Receivable for securities lending income	28	—	34	591	—	—
Tax reclaim receivable	220	422,251	166,620	7,150	—	—
Other assets	17,355	4,041	—	19,895	1,518	4,353
Total Assets	497,772,786	127,533,152	106,078,792	1,977,037,471	323,137,050	256,858,378

Liabilities
Bank overdrafts	—	—	—	—	—	—
Due to prime broker	—	1,811	352	—	—	—
Dividends payable	—	—	—	—	—	—
Payable for return of collateral for securities on loan	22,424	—	2,598,800	—	—	—
Payable for capital shares redeemed	191,989	70,441	205,567	2,015,093	437,734	—
Payable for investments purchased	1,742,358	—	—	101,181	—	—
Payable to Investment Advisor	211,808	69,591	40,306	901,055	135,138	100,319
Payable to other affiliates	160,611	34,796	12,762	499,021	40,918	30,397
Payable to Trustees	10,227	10,227	9,797	10,227	10,227	10,227
Payable for transfer agent services	200,552	87,208	51,165	633,389	122,558	46,337
Payable for reports to shareholders	3,027	8,338	5,108	15,704	8,486	5,400
Payable for professional services	27,618	48,881	38,106	37,445	19,113	18,800
Other accrued expenses and liabilities	8,993	11,990	34,046	36,959	14,352	10,201
Total Liabilities	2,579,607	343,283	2,996,009	4,250,074	788,526	221,681
Net Assets	$495,193,179	$127,189,869	$103,082,783	$1,972,787,397	$322,348,524	$256,636,697

Net assets consist of:
Paid-in capital	$330,005,167	$109,456,841	$70,993,646	$973,555,952	$213,085,551	$115,638,868
Distributable earnings	165,188,012	17,733,028	32,089,137	999,231,445	109,262,973	140,997,829
Net Assets	$495,193,179	$127,189,869	$103,082,783	$1,972,787,397	$322,348,524	$256,636,697
(A) Includes market value of securities on loan of:	$21,582	$—	$2,530,837	$—	$—	$—
(B) Cost of foreign currency:	$1,017	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone
Ohio Tax-Free	Small	Touchstone
Bond	Company	Value
Fund	Fund	Fund

$45,673,421	$573,932,799	$238,305,788
$49,748,999	$870,268,499	$315,323,873
21,976	—	—
—	—	—
325,571	351,066	413,836
154,488	377,445	255,166
—	—	—
—	—	2,623
—	—	—
1,424	20,986	9,135
50,252,458	871,017,996	316,004,633

—	—	1,611
—	—	—
28,270	—	—
—	—	3,071,622
78,719	1,460,149	190,489
—	3,578,614	—
16,094	463,294	126,680
6,259	255,694	39,491
10,227	10,227	10,227
13,504	533,667	105,342
4,943	27,819	10,057
18,198	23,646	18,971
8,746	22,303	7,940
184,960	6,375,413	3,582,430
$50,067,498	$864,642,583	$312,422,203

$45,998,363	$553,664,387	$232,966,977
4,069,135	310,978,196	79,455,226
$50,067,498	$864,642,583	$312,422,203
$—	$—	$2,945,537
$—	$—	$—

Statements of Assets and Liabilities (Unaudited) (Continued)

						Touchstone
		Touchstone	Touchstone	Touchstone		Large
	Touchstone	International	International	Large Cap	Touchstone	Company
	Balanced	Equity	Growth	Focused	Large Cap	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$291,992,657	$86,497,710	$2,225,615	$1,350,636,834	$3,551,123	$2,882,077
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,462,853	5,035,267	151,180	26,960,875	227,368	58,492
Net asset value price per share*	$23.43	$17.18	$14.72	$50.10	$15.62	$49.27
Maximum sales charge - Class A shares	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$24.66	$18.08	$15.49	$552.74	$16.44	$51.86
Pricing of Class C Shares
Net assets applicable to Class C shares	$53,606,831	$1,979,836	$1,387,770	$35,545,230	$4,448,886	$617,534
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,276,423	123,641	97,341	771,796	289,243	13,067
Net asset value and offering price per share**	$23.55	$16.01	$14.26	$46.06	$15.38	$47.26
Pricing of Class Y Shares
Net assets applicable to Class Y shares	$149,593,691	$23,761,613	$76,708,088	$425,529,616	$242,091,153	$30,421,248
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,443,604	1,402,731	5,079,006	8,520,717	15,502,643	609,166
Net asset value, offering price and redemption price per share	$23.22	$16.94	$15.10	$49.94	$15.62	$49.94
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$14,950,710	$22,761,310	$161,075,717	$72,257,362	$222,715,838
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	884,443	1,496,376	3,219,830	4,623,023	4,434,772
Net asset value, offering price and redemption price per share	$—	$16.90	$15.21	$50.03	$15.63	$50.22
Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

* There is no sales load on subscriptions of $1 million or more for all funds except for Ohio Tax-Free Bond Fund. There is no sales load on subscriptions of $500,000 or more for Ohio Tax-Free Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone
Ohio Tax-Free	Small	Touchstone
Bond	Company	Value
Fund	Fund	Fund

$32,638,265	$537,807,363	$28,850,491
2,734,143	95,227,119	2,973,119
$11.94	$5.65	$9.70
3.25%	5.00%	5.00%
$12.34	$5.95	$10.21

$1,247,199	$24,264,352	$1,703,267
104,279	8,826,075	175,988
$11.96	$2.75	$9.68

$2,857,346	$226,285,184	$77,798,674
239,082	35,899,620	7,982,907
$11.95	$6.30	$9.75

$13,324,688	$15,649,198	$204,069,771
1,115,401	2,486,585	21,005,943
$11.95	$6.29	$9.71

$—	$60,636,486	$—
—	10,387,843	—
$—	$5.84	$—

Statements of Operations
For the Six Months Ended December 31, 2020 (Unaudited)

	Touchstone Balanced Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Investment Income
Dividends(A)	$2,032,228	$825,768	$137,707	$11,706,101	$2,649,793	$436,407
Interest	2,135,865	—	—	—	—	—
Income from securities loaned	225	8,130	34	3,492	—	—
Total Investment Income	4,168,318	833,898	137,741	11,709,593	2,649,793	436,407
Expenses
Investment advisory fees	1,160,552	425,863	299,702	5,397,840	917,191	734,478
Administration fees	321,131	87,151	53,442	1,307,658	218,917	175,319
Compliance fees and expenses	1,384	1,384	1,320	1,384	1,384	1,384
Custody fees	22,613	10,533	11,585	12,264	6,156	5,237
Professional fees	20,987	27,805	22,585	37,981	15,811	14,936
Transfer Agent fees, Class A	83,697	44,202	1,413	280,950	1,438	946
Transfer Agent fees, Class C	15,700	2,050	599	15,263	1,123	265
Transfer Agent fees, Class Y	44,626	12,768	28,903	192,923	83,181	12,067
Transfer Agent fees, Institutional Class	—	82	4,242	27,538	2,580	32,823
Transfer Agent fees, Class R6	—	—	—	—	—	—
Registration Fees, Class A	13,464	11,741	9,941	16,887	8,371	7,921
Registration Fees, Class C	8,999	4,710	3,721	7,210	4,962	4,712
Registration Fees, Class Y	12,438	7,757	7,986	9,922	14,790	8,145
Registration Fees, Institutional Class	—	3,477	7,932	11,259	7,116	11,633
Registration Fees, Class R6	—	—	—	—	—	—
Reports to Shareholders, Class A	5,029	4,665	2,184	10,548	2,159	2,091
Reports to Shareholders, Class C	3,126	2,258	2,097	3,292	2,204	2,060
Reports to Shareholders, Class Y	4,295	3,247	3,760	8,449	8,140	2,304
Reports to Shareholders, Institutional Class	—	2,246	2,178	5,000	2,140	2,651
Reports to Shareholders, Class R6	—	—	—	—	—	—
Distribution expenses, Class A	346,085	101,312	2,092	1,571,232	4,328	3,187
Distribution and shareholder servicing expenses, Class C	239,016	9,681	4,269	171,312	23,657	3,278
Trustee fees	10,197	10,197	9,767	10,197	10,197	10,197
Other expenses	50,107	41,187	28,533	291,798	55,702	18,428
Total Expenses	2,363,446	814,316	508,251	9,390,907	1,391,547	1,054,062
Fees waived by the Advisor and/or Affiliates(B)	(39,805)	(56,654)	(144,117)	(713,336)	(188,710)	(178,864)
Fees eligible for recoupment by the Advisor(B)	2,022	—	—	—	—	—
Net Expenses	2,325,663	757,662	364,134	8,677,571	1,202,837	875,198
Net Investment Income (Loss)	1,842,655	76,236	(226,393)	3,032,022	1,446,956	(438,791)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	27,397,906	865,461	15,462,398	160,966,711	2,033,502	13,783,119
Net realized gains (losses) on foreign currency transactions	(36)	(750)	(95,639)	—	—	(171)
Net realized gains on futures contracts	236,243	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments(D)	37,125,834	24,892,868	(346,245)	240,459,252	53,099,461	26,971,659
Net change in unrealized appreciation (depreciation) on foreign currency transactions	24	28,700	10,141	—	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	(18,930)	—	—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	64,741,041	25,786,279	15,030,655	401,425,963	55,132,963	40,754,607
Change in Net Assets Resulting from Operations	$66,583,696	$25,862,515	$14,804,262	$404,457,985	$56,579,919	$40,315,816
(A)Net of foreign tax withholding of:	$2,050	$96,637	$20,645	$3,311	$—	$—
(B)See Note 4 in Notes to Financial Statements.
(C)For the six months ended December 31, 2020, Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund and Small Company Fund had redemptions-in-kind of securities in the amount of $81,463,223, $6,421,484, $2,680,734, and $41,966,420, respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $62,478,117, $2,457,734, $1,353,182, and $16,246,396, respectively, which will not be recognized by the Fund for tax purposes.
(D)Change in unrealized appreciation (depreciation) does not include net appreciation of $13,999,828 for the Touchstone International Growth Fund in connection with the Fund's reorganization. See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited)(Continued)

Touchstone Ohio Tax-Free Bond Fund	Touchstone Small Company Fund	Touchstone Value Fund

$—	$3,431,052	$3,430,826
816,706	—	—
—	1,540	2,623
816,706	3,432,592	3,433,449

125,833	2,547,408	898,983
36,058	533,529	197,982
1,384	1,384	1,384
1,772	9,768	3,894
13,630	22,427	15,844
7,872	220,876	12,772
472	15,378	673
1,249	118,089	35,589
327	3,373	34,892
—	99	—
6,428	14,641	7,894
2,573	7,249	4,420
2,681	11,083	10,626
2,062	5,111	12,127
—	6,416	—
2,364	16,184	3,379
2,096	3,773	2,162
2,093	13,912	4,338
2,079	2,508	5,016
—	2,897	—
41,411	570,263	32,825
6,888	105,212	9,034
10,197	10,197	10,197
12,401	204,604	21,285
281,870	4,446,381	1,325,316
(85,859)	(188,185)	(264,785)
—	—	—
196,011	4,258,196	1,060,531
620,695	(825,604)	2,372,918

47,589	64,339,307	5,550,350
—	12,916	(598)
—	—	—
398,966	188,177,685	54,479,561
—	—	—
—	—	—
446,555	252,529,908	60,029,313
$1,067,250	$251,704,304	$62,402,231
$—	$—	$—

Statements of Changes in Net Assets

	Touchstone Balanced Fund		Touchstone International Equity Fund		Touchstone International Growth Fund
	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
From Operations
Net investment income (loss)	$1,842,655	$4,316,777	$76,236	$873,880	$(226,393)	$21,270
Net realized gains (losses) on investments, foreign currency transactions and futures contracts	27,634,113	41,965,054	864,711	(1,148,996)	15,366,759	(788,646)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures contracts	37,106,928	(11,983,129)	24,921,568	(8,844,334)	(336,104)	1,743,725
Change in Net Assets from Operations	66,583,696	34,298,702	25,862,515	(9,119,450)	14,804,262	976,349

Distributions to Shareholders:
Distributed earnings, Class A	(19,681,681)	(29,089,903)	(394,252)	(4,839,678)	—	—
Distributed earnings, Class C	(3,376,561)	(4,497,775)	(503)	(132,585)	—	—
Distributed earnings, Class Y	(9,961,222)	(8,553,810)	(151,009)	(2,047,719)	—	—
Distributed earnings, Institutional Class	—	—	(102,145)	(585,637)	(29,001)	(2,978)
Total Distributions	(33,019,464)	(42,141,488)	(647,909)	(7,605,619)	(29,001)	(2,978)

Change in Net Assets from Share Transactions(A)	72,236,068	58,180,563	(15,882,286)	(20,781,556)	56,975,141	(4,362,971)

Total Increase (Decrease) in Net Assets	105,800,300	50,337,777	9,332,320	(37,506,625)	71,750,402	(3,389,600)

Net Assets
Beginning of period	389,392,879	339,055,102	117,857,549	155,364,174	31,332,381	34,721,981
End of period	$495,193,179	$389,392,879	$127,189,869	$117,857,549	$103,082,783	$31,332,381

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 36 - 39.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone Large Cap Focused Fund		Touchstone Large Cap Fund		Touchstone Large Company Growth Fund		Touchstone Ohio Tax-Free Bond Fund
For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020

$3,032,022	$12,034,606	$1,446,956	$3,674,499	$(438,791)	$(555,010)	$620,695	$1,268,514
160,966,711	346,567,982	2,033,502	144,355	13,782,948	28,792,111	47,589	(25,576)
240,459,252	(208,421,193)	53,099,461	(5,779,963)	26,971,659	11,444,230	398,966	861,083
404,457,985	150,181,395	56,579,919	(1,961,109)	40,315,816	39,681,331	1,067,250	2,104,021

(72,232,423)	(131,578,336)	(27,980)	(218,888)	(322,645)	(108,767)	(403,365)	(833,284)
(2,013,341)	(4,739,957)	—	(440,616)	(75,536)	(31,405)	(11,534)	(44,602)
(23,353,691)	(46,568,506)	(2,756,697)	(14,927,652)	(3,492,139)	(1,238,482)	(36,014)	(75,132)
(8,585,127)	(12,116,401)	(904,834)	(5,380,266)	(26,267,865)	(14,021,254)	(180,146)	(343,542)
(106,184,582)	(195,003,200)	(3,689,511)	(20,967,422)	(30,158,185)	(15,399,908)	(631,059)	(1,296,560)

36,692,297	(49,295,124)	(6,107,415)	14,194,362	20,111,766	(23,706,216)	121,633	1,487,589

334,965,700	(94,116,929)	46,782,993	(8,734,169)	30,269,397	575,207	557,824	2,295,050

1,637,821,697	1,731,938,626	275,565,531	284,299,700	226,367,300	225,792,093	49,509,674	47,214,624
$1,972,787,397	$1,637,821,697	$322,348,524	$275,565,531	$256,636,697	$226,367,300	$50,067,498	$49,509,674

Statements of Changes in Net Assets (Continued)

	Touchstone Small Company Fund		Touchstone Value Fund
	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
From Operations
Net investment income (loss)	$(825,604)	$(1,998,820)	$2,372,918	$5,228,529
Net realized gains (losses) on investments	64,352,223	(11,873,437)	5,549,752	4,605,555
Net change in unrealized appreciation (depreciation) on investments	188,177,685	(82,101,153)	54,479,561	(33,559,870)
Change in Net Assets from Operations	251,704,304	(95,973,410)	62,402,231	(23,725,786)

Distributions to Shareholders:
Distributed earnings, Class A	(526,115)	(31,748,103)	(653,164)	(2,056,786)
Distributed earnings, Class C	(48,748)	(3,292,320)	(33,221)	(185,828)
Distributed earnings, Class Y	(196,776)	(14,318,842)	(1,894,219)	(5,870,992)
Distributed earnings, Institutional Class	(13,108)	(472,170)	(4,783,910)	(14,575,885)
Distributed earnings, Class R6	(57,850)	(6,772,410)	—	—
Total Distributions	(842,597)	(56,603,845)	(7,364,514)	(22,689,491)

Change in Net Assets from Share Transactions(A)	(93,418,291)	(235,099,173)	1,669,024	(35,622,508)

Total Increase (Decrease) in Net Assets	157,443,416	(387,676,428)	56,706,741	(82,037,785)

Net Assets
Beginning of period	707,199,167	1,094,875,595	255,715,462	337,753,247
End of period	$864,642,583	$707,199,167	$312,422,203	$255,715,462

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 39 - 40.

See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Balanced Fund				Touchstone International Equity Fund
	For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020		For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	725,258	$16,709,684	1,071,065	$23,146,193	103,979	$1,585,811	295,634	$4,268,954
Proceeds from Shares issued in connection with reorganization(A)	—	—	—	—	—	—	—	—
Net shares increase due to stock split(A)	—	—	—	—	—	—	—	—
Reinvestment of distributions	814,456	18,804,385	1,325,400	27,861,603	21,557	369,695	293,411	4,629,085
Cost of Shares redeemed	(658,497)	(15,376,712)	(1,817,914)	(39,245,858)	(672,170)	(10,213,098)	(1,836,149)	(27,342,281)
Change from Class A Share Transactions	881,217	20,137,357	578,551	11,761,938	(546,634)	(8,257,592)	(1,247,104)	(18,444,242)
Class C
Proceeds from Shares issued	600,365	14,026,641	888,630	19,494,979	3,150	47,018	11,691	164,188
Proceeds from Shares issued in connection with reorganization(A)	—	—	—	—	—	—	—	—
Net shares increase due to stock split(A)	—	—	—	—	—	—	—	—
Reinvestment of distributions	141,948	3,289,385	179,350	3,786,820	30	490	8,823	128,355
Cost of Shares redeemed	(499,601)	(11,525,770)	(576,807)	(12,235,340)	(39,146)	(547,813)	(119,310)	(1,595,439)
Change from Class C Share Transactions	242,712	5,790,256	491,173	11,046,459	(35,966)	(500,305)	(98,796)	(1,302,896)
Class Y
Proceeds from Shares issued	2,159,292	49,776,995	1,883,944	39,791,844	66,323	994,914	339,363	4,856,858
Proceeds from Shares issued in connection with reorganization(A)	—	—	—	—	—	—	—	—
Net shares increase due to stock split(A)	—	—	—	—	—	—	—	—
Reinvestment of distributions	434,517	9,946,044	407,750	8,502,103	8,826	149,244	129,700	2,019,569
Cost of Shares redeemed	(579,947)	(13,414,584)	(616,752)	(12,921,781)	(407,943)	(6,080,910)	(1,461,821)	(21,458,191)
Change from Class Y Share Transactions	2,013,862	46,308,455	1,674,942	35,372,166	(332,794)	(4,936,752)	(992,758)	(14,581,764)
Institutional Class
Proceeds from Shares issued	—	—	—	—	92,615	1,416,233	972,020	14,827,692
Proceeds from Shares issued in connection with reorganization(A)	—	—	—	—	—	—	—	—
Net shares increase due to stock split(A)	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	6,055	102,145	37,466	585,849
Cost of Shares redeemed	—	—	—	—	(250,619)	(3,706,015)	(141,192)	(1,866,195)
Change from Institutional Class Share Transactions	—	—	—	—	(151,949)	(2,187,637)	868,294	13,547,346
Change from Share Transactions	3,137,791	$72,236,068	2,744,666	$58,180,563	(1,067,343)	$(15,882,286)	(1,470,364)	$(20,781,556)

 (A)See Note 9 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International Growth Fund				Touchstone Large Cap Focused Fund
For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020		For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

7,820	$132,724	12,111	$260,627	945,392	$44,894,727	1,093,228	$45,630,547
97,100	1,290,678	—	—	—	—	—	—
32,844	—	—	—	—	—	—	—
—	—	—	—	1,343,597	65,769,122	2,871,516	120,183,045
(21,304)	(305,888)	(13,111)	(266,084)	(1,810,522)	(86,662,080)	(4,469,691)	(185,302,273)
116,460	1,117,514	(1,000)	(5,457)	478,467	24,001,769	(504,947)	(19,488,681)

26,377	386,574	11,876	249,101	58,162	2,512,880	82,067	3,184,364
48,931	631,074	—	—	—	—	—	—
16,544	—	—	—	—	—	—	—
—	—	—	—	44,114	1,981,119	117,565	4,539,194
(13,128)	(203,865)	(2,187)	(46,547)	(286,859)	(12,025,870)	(422,583)	(16,633,766)
78,724	813,783	9,689	202,554	(184,583)	(7,531,871)	(222,951)	(8,910,208)

43,383	622,784	83,502	1,764,656	1,497,136	72,291,665	1,636,808	67,768,500
5,338,452	72,719,437	—	—	—	—	—	—
33,230	—	—	—	—	—	—	—
—	—	—	—	437,488	21,384,607	993,280	41,493,721
(374,569)	(5,408,671)	(154,441)	(3,112,215)	(1,761,991)	(82,501,365)	(3,836,605)	(158,226,210)
5,040,496	67,933,550	(70,939)	(1,347,559)	172,633	11,174,907	(1,206,517)	(48,963,989)

101,433	1,502,947	49,235	1,015,777	2,261,139	107,317,841	6,111,185	255,066,019
282,595	3,877,901	—	—	—	—	—	—
1,095,088	—	—	—	—	—	—	—
1,123	28,917	130	2,978	173,680	8,505,633	288,925	12,103,812
(1,277,894)	(18,299,471)	(219,872)	(4,231,264)	(2,244,107)	(106,775,982)	(5,690,923)	(239,102,077)
202,345	(12,889,706)	(170,507)	(3,212,509)	190,712	9,047,492	709,187	28,067,754
5,438,025	$56,975,141	(232,757)	$(4,362,971)	657,229	$36,692,297	(1,225,228)	$(49,295,124)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Large Cap Fund				Touchstone Large Company Growth Fund
	For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020		For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	76,741	$1,049,384	61,831	$840,848	19,433	$992,354	27,584	$1,175,940
Reinvestment of distributions	1,558	24,185	13,629	193,756	6,746	322,644	2,596	108,767
Cost of Shares redeemed	(80,098)	(1,118,503)	(134,518)	(1,853,321)	(12,181)	(629,496)	(19,213)	(848,637)
Change from Class A Share Transactions	(1,799)	(44,934)	(59,058)	(818,717)	13,998	685,502	10,967	436,070
Class C
Proceeds from Shares issued	1,296	18,013	23,690	316,151	1,621	80,843	3,214	136,311
Reinvestment of distributions	—	—	30,317	420,803	1,612	73,982	768	31,234
Cost of Shares redeemed	(132,371)	(1,822,868)	(165,774)	(2,198,939)	(3,059)	(161,727)	(615)	(27,011)
Change from Class C Share Transactions	(131,075)	(1,804,855)	(111,767)	(1,461,985)	174	(6,902)	3,367	140,534
Class Y
Proceeds from Shares issued	474,432	6,863,879	1,724,859	21,568,055	130,066	6,710,767	225,624	10,088,751
Reinvestment of distributions	173,509	2,691,115	1,020,838	14,562,437	72,037	3,491,645	29,287	1,238,247
Cost of Shares redeemed	(967,781)	(14,231,103)	(2,034,074)	(27,404,668)	(94,595)	(4,967,379)	(210,527)	(9,205,265)
Change from Class Y Share Transactions	(319,840)	(4,676,109)	711,623	8,725,824	107,508	5,235,033	44,384	2,121,733
Institutional Class
Proceeds from Shares issued	654,157	9,854,132	1,656,126	23,370,143	416,221	21,925,920	621,303	27,092,012
Reinvestment of distributions	56,203	872,839	321,896	4,601,323	503,639	24,547,359	310,297	13,168,983
Cost of Shares redeemed	(700,935)	(10,308,488)	(1,546,062)	(20,222,226)	(627,962)	(32,275,146)	(1,547,054)	(66,665,548)
Change from Institutional Class Share Transactions	9,425	418,483	431,960	7,749,240	291,898	14,198,133	(615,454)	(26,404,553)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(443,289)	$(6,107,415)	972,758	$14,194,362	413,578	$20,111,766	(556,736)	$(23,706,216)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Ohio Tax-Free Bond Fund				Touchstone Small Company Fund
For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020		For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

91,823	$1,091,678	106,958	$1,258,988	1,286,821	$5,750,028	5,229,849	$22,478,782
25,716	306,018	54,876	644,729	93,454	505,589	6,439,957	30,074,578
(92,736)	(1,102,518)	(334,608)	(3,920,411)	(9,754,142)	(44,375,416)	(30,257,387)	(132,023,765)

24,803	295,178	(172,774)	(2,016,694)	(8,373,867)	(38,119,799)	(18,587,581)	(79,470,405)

4,310	51,500	2,012	23,216	186,568	436,929	1,006,615	2,036,014
912	10,870	3,086	36,303	18,373	48,323	1,402,573	3,211,891
(73,865)	(879,243)	(68,781)	(806,395)	(2,052,431)	(4,372,741)	(7,363,570)	(16,728,640)

(68,643)	(816,873)	(63,683)	(746,876)	(1,847,490)	(3,887,489)	(4,954,382)	(11,480,735)

36,793	439,036	53,795	632,460	3,333,742	17,413,395	9,218,953	44,364,273
2,073	24,692	3,770	44,349	32,470	195,796	2,704,570	14,036,717
(20,558)	(244,819)	(97,210)	(1,137,457)	(9,305,121)	(45,489,944)	(31,239,620)	(151,096,957)

18,308	218,909	(39,645)	(460,648)	(5,938,909)	(27,880,753)	(19,316,097)	(92,695,967)

41,407	490,689	537,246	6,309,218	304,836	1,722,656	2,365,997	11,430,932
14,423	171,781	27,077	318,450	2,177	13,108	91,153	472,170
(20,020)	(238,051)	(164,375)	(1,915,861)	(315,782)	(1,656,286)	(378,369)	(1,974,306)

35,810	424,419	399,948	4,711,807	(8,769)	79,478	2,078,781	9,928,796

—	—	—	—	15,612,340	72,378,387	4,043,763	18,024,523
—	—	—	—	10,144	56,706	862,270	4,147,518
—	—	—	—	(20,640,915)	(96,044,821)	(17,268,992)	(83,552,903)
—	—	—	—	(5,018,431)	(23,609,728)	(12,362,959)	(61,380,862)
10,278	$121,633	123,846	$1,487,589	(21,187,466)	$(93,418,291)	(53,142,238)	$(235,099,173)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Value Fund
	For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	97,818	$840,091	208,759	$1,790,085
Reinvestment of distributions	64,599	608,146	210,421	1,942,246
Cost of Shares redeemed	(279,542)	(2,368,118)	(833,351)	(7,537,550)
Change from Class A Share Transactions	(117,125)	(919,881)	(414,171)	(3,805,219)
Class C
Proceeds from Shares issued	3,197	27,230	68,628	635,575
Reinvestment of distributions	3,500	33,184	17,964	167,755
Cost of Shares redeemed	(105,116)	(899,859)	(150,811)	(1,236,808)
Change from Class C Share Transactions	(98,419)	(839,445)	(64,219)	(433,478)
Class Y
Proceeds from Shares issued	705,248	6,167,350	2,623,997	22,752,238
Reinvestment of distributions	196,300	1,846,851	623,279	5,737,361
Cost of Shares redeemed	(2,316,173)	(20,329,300)	(3,688,022)	(32,340,885)
Change from Class Y Share Transactions	(1,414,625)	(12,315,099)	(440,746)	(3,851,286)
Institutional Class
Proceeds from Shares issued	2,962,630	27,005,564	5,719,683	50,154,102
Reinvestment of distributions	467,617	4,395,831	1,545,141	14,277,687
Cost of Shares redeemed	(1,769,115)	(15,657,946)	(10,077,773)	(91,964,314)
Change from Institutional Class Share Transactions	1,661,132	15,743,449	(2,812,949)	(27,532,525)
Change from Share Transactions	30,963	$1,669,024	(3,732,085)	$(35,622,508)

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Balanced Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017	2016	2015
Net asset value at beginning of period	$21.61	$22.18	$21.54	$22.40	$19.68	$19.87	$20.98
Income (loss) from investment operations:
Net investment income	0.10	0.27	0.32	0.16	0.21	0.23	(B)	0.43	(B)
Net realized and unrealized gains (losses) on investments	3.40	1.85	1.73	0.22	2.89	0.66	(0.35)
Total from investment operations	3.50	2.12	2.05	0.38	3.10	0.89	0.08
Distributions from:
Net investment income	(0.11)	(0.28)	(0.34)	(0.18)	(0.25)	(0.44)	(0.30)
Realized capital gains	(1.57)	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)
Total distributions	(1.68)	(2.69)	(1.41)	(1.24)	(0.38)	(1.08)	(1.19)
Net asset value at end of period	$23.43	$21.61	$22.18	$21.54	$22.40	$19.68	$19.87
Total return(C)	16.34	%(D)	10.09%	10.13%	1.72	%(D)	15.95%	4.75%	0.56%
Ratios and supplemental data:
Net assets at end of period (000's)	$291,993	$250,298	$244,037	$239,056	$258,279	$264,910	$263,276
Ratio to average net assets:
Net expenses	1.01	%(E)	1.01%	1.01%	1.01	%(E)	1.03%	1.01%	1.04%
Gross expenses	1.03	%(E)	1.07%	1.09%	1.07	%(E)	1.04%	1.01%	1.04%
Net investment income	0.85	%(E)	1.25%	1.49%	1.24	%(E)	0.99%	1.20%	2.17	%(F)
Portfolio turnover rate	29	%(D)	135%	81%	119	%(D)	46%	45%	86%

Touchstone Balanced Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017	2016	2015
Net asset value at beginning of period	$21.72	$22.29	$21.63	$22.46	$19.73	$19.93	$21.04
Income (loss) from investment operations:
Net investment income	0.01	0.11	0.15	0.06	0.04	0.08	(B)	0.28	(B)
Net realized and unrealized gains (losses) on investments	3.41	1.86	1.75	0.22	2.91	0.66	(0.35)
Total from investment operations	3.42	1.97	1.90	0.28	2.95	0.74	(0.07)
Distributions from:
Net investment income	(0.02)	(0.13)	(0.17)	(0.05)	(0.09)	(0.30)	(0.15)
Realized capital gains	(1.57)	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)
Total distributions	(1.59)	(2.54)	(1.24)	(1.11)	(0.22)	(0.94)	(1.04)
Net asset value at end of period	$23.55	$21.72	$22.29	$21.63	$22.46	$19.73	$19.93
Total return(C)	15.89	%(D)	9.23%	9.33%	1.25	%(D)	15.09%	3.91%	(0.23%)
Ratios and supplemental data:
Net assets at end of period (000's)	$53,607	$44,174	$34,380	$39,769	$42,800	$43,066	$35,344
Ratio to average net assets:
Net expenses	1.78	%(E)	1.78%	1.78%	1.78	%(E)	1.79%	1.78%	1.82%
Gross expenses	1.82	%(E)	1.88%	1.89%	1.86	%(E)	1.81%	1.78%	1.82%
Net investment income	0.08	%(E)	0.48%	0.72%	0.47	%(E)	0.23%	0.43%	1.39	%(F)
Portfolio turnover rate	29	%(D)	135%	81%	119	%(D)	46%	45%	86%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.

(E)	Annualized.

(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class A and Class C shares by 0.86% for the fiscal year ended November 30, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Balanced Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017(B)	2016	2015
Net asset value at beginning of period	$21.43	$22.01	$21.39	$22.26	$19.57	$19.78	$20.90
Income (loss) from investment operations:
Net investment income	0.12	0.32	0.35	0.19	0.28	0.27	(C)	0.47	(C)
Net realized and unrealized gains (losses) on investments	3.37	1.84	1.72	0.22	2.84	0.65	(0.34)
Total from investment operations	3.49	2.16	2.07	0.41	3.12	0.92	0.13
Distributions from:
Net investment income	(0.13)	(0.33)	(0.38)	(0.22)	(0.30)	(0.49)	(0.36)
Realized capital gains	(1.57)	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)
Total distributions	(1.70)	(2.74)	(1.45)	(1.28)	(0.43)	(1.13)	(1.25)
Net asset value at end of period	$23.22	$21.43	$22.01	$21.39	$22.26	$19.57	$19.78
Total return	16.46	%(D)	10.35%	10.33%	1.86	%(D)	16.20%	4.94%	0.79%
Ratios and supplemental data:
Net assets at end of period (000's)	$149,594	$94,921	$60,638	$30,612	$31,215	$14,477	$12,589
Ratio to average net assets:
Net expenses	0.81	%(E)	0.81%	0.81%	0.81	%(E)	0.78%	0.81%	0.81%
Gross expenses	0.81	%(E)	0.87%	0.88%	0.90	%(E)	0.80%	0.81%	0.81%
Net investment income	1.05	%(E)	1.45%	1.69%	1.44	%(E)	1.25%	1.41%	2.39	%(F)
Portfolio turnover rate	29	%(D)	135%	81%	119	%(D)	46%	45%	86%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.

(D)	Not annualized.
(E)	Annualized.
(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class Y shares by 0.86% for the fiscal year ended November 30, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017	2016	2015
Net asset value at beginning of period	$13.93	$15.65	$18.15	$19.64	$15.52	$16.92	$19.61
Income (loss) from investment operations:
Net investment income	—	(B)(C)	0.08	(C)	0.20	(C)	0.36	(D)	0.17	0.18	(C)	0.13	(C)
Net realized and unrealized gains (losses) on investments	3.33	(0.98)	(0.57)	(0.94)	4.05	(0.97)	0.47
Total from investment operations	3.33	(0.90)	(0.37)	(0.58)	4.22	(0.79)	0.60
Distributions from:
Net investment income	(0.08)	(0.19)	(0.26)	(0.21)	(0.10)	(0.12)	(0.34)
Realized capital gains	—	(0.63)	(1.87)	(0.70)	—	(0.49)	(2.95)
Total distributions	(0.08)	(0.82)	(2.13)	(0.91)	(0.10)	(0.61)	(3.29)
Net asset value at end of period	$17.18	$13.93	$15.65	$18.15	$19.64	$15.52	$16.92
Total return(E)	23.90	%(F)	(6.28%)	(0.78%)	(3.23	%)(F)	27.39%	(4.81%)	4.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$86,498	$77,744	$106,870	$118,391	$129,139	$114,616	$113,212
Ratio to average net assets:
Net expenses	1.36	%(G)	1.29%	1.30%	1.23	%(G)	1.37%	1.36%	1.41%
Gross expenses	1.39	%(G)	1.40%	1.37%	1.30	%(G)	1.39%	1.36%	1.41%
Net investment income	0.01	%(G)	0.57%	1.26%	3.22	%(D)(G)	0.92%	1.11%	0.76%
Portfolio turnover rate	11	%(F)	45%	43%	26	%(F)	37%	36%	55%

Touchstone International Equity Fund— Class C
Selected Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017	2016	2015
Net asset value at beginning of period	$12.99	$14.64	$17.12	$18.46	$14.66	$16.06	$18.71
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(C)	(0.09	)(C)	0.03	(C)	0.26	(D)	(0.06)	(0.01	)(C)	(0.10	)(C)
Net realized and unrealized gains (losses) on investments	3.09	(0.93)	(0.54)	(0.90)	3.86	(0.90)	0.47
Total from investment operations	3.02	(1.02)	(0.51)	(0.64)	3.80	(0.91)	0.37
Distributions from:
Net investment income	(—	)(B)	—	(0.10)	—	—	—	(0.07)
Realized capital gains	—	(0.63)	(1.87)	(0.70)	—	(0.49)	(2.95)
Total distributions	—	(0.63)	(1.97)	(0.70)	—	(0.49)	(3.02)
Net asset value at end of period	$16.01	$12.99	$14.64	$17.12	$18.46	$14.66	$16.06
Total return(E)	23.28	%(F)	(7.41%)	(1.87%)	(3.72	%)(F)	25.92%	(5.82%)	3.14%
Ratios and supplemental data: Net assets at end of period (000's)	$1,980	$2,073	$3,783	$6,737	$6,924	$5,876	$4,732
Ratio to average net assets:
Net expenses	2.32	%(G)	2.49%	2.34%	2.18	%(G)	2.45%	2.49%	2.70%
Gross expenses	2.92	%(G)	2.74%	2.42%	2.25	%(G)	2.49%	2.49%	2.70%
Net investment income (loss)	(0.95	%)(G)	(0.63%)	0.21%	2.27	%(D)(G)	(0.16%)	(0.04%)	(0.60%)
Portfolio turnover rate	11	%(F)	45%	43%	26	%(F)	37%	36%	55%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Less than $0.005 or $(0.005) per share.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.

(D)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class A and Class C shares and the net investment income per share would have been lower by $0.17 and $0.16 for Class A and Class C shares, respectively.

(E)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(F)	Not annualized.

(G)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017	(B)	2016	2015
Net asset value at beginning of period	$13.73	$15.44	$17.93	$19.45	$15.40	$16.79	$19.53
Income (loss) from investment operations:
Net investment income	0.03	(C)	0.13	(C)	0.25	(C)	0.40	(D)	0.25	0.23	(C)	0.18	(C)
Net realized and unrealized gains (losses) on investments	3.29	(0.97)	(0.57)	(0.93)	3.98	(0.95)	0.47
Total from investment operations	3.32	(0.84)	(0.32)	(0.53)	4.23	(0.72)	0.65
Distributions from:
Net investment income	(0.11)	(0.24)	(0.30)	(0.29)	(0.18)	(0.18)	(0.44)
Realized capital gains	—	(0.63)	(1.87)	(0.70)	—	(0.49)	(2.95)
Total distributions	(0.11)	(0.87)	(2.17)	(0.99)	(0.18)	(0.67)	(3.39)
Net asset value at end of period	$16.94	$13.73	$15.44	$17.93	$19.45	$15.40	$16.79
Total return	24.17	%(E)	(6.03%)	(0.47%)	(3.05	%)(E)	27.78%	(4.41%)	4.89%
Ratios and supplemental data: Net assets at end of period (000's)	$23,762	$23,835	$42,120	$57,438	$63,320	$40,528	$14,967
Ratio to average net assets:
Net expenses	0.99	%(F)	0.99%	0.99%	0.99	%(F)	1.01%	0.99%	1.02%
Gross expenses	1.19	%(F)	1.15%	1.12%	1.09	%(F)	1.03%	0.99%	1.02%
Net investment income	0.38	%(F)	0.87%	1.57%	3.47	%(D)(F)	1.28%	1.45%	1.05%
Portfolio turnover rate	11	%(E)	45%	43%	26	%(E)	37%	36%	55%

Touchstone International Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Period Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017(G)
Net asset value at beginning of period	$13.71	$15.42	$17.92	$19.46	$18.91
Income (loss) from investment operations:
Net investment income	0.04	(C)	0.14	(C)	0.26	(C)	0.56	(D)	0.02
Net realized and unrealized gains (losses) on investments	3.27	(0.95)	(0.57)	(1.09)	0.53
Total from investment operations	3.31	(0.81)	(0.31)	(0.53)	0.55
Distributions from:
Net investment income	(0.12)	(0.27)	(0.32)	(0.31)	—
Realized capital gains	—	(0.63)	(1.87)	(0.70)	—
Total distributions	(0.12)	(0.90)	(2.19)	(1.01)	—
Net asset value at end of period	$16.90	$13.71	$15.42	$17.92	$19.46
Total return	24.12	%(E)	(5.89%)	(0.39%)	(3.02	%)(E)	2.91	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$14,951	$14,205	$2,592	$2,260	$3
Ratio to average net assets:
Net expenses	0.89	%(F)	0.89%	0.89%	0.89	%(F)	0.89	%(F)
Gross expenses	1.07	%(F)	1.12%	1.38%	1.63	%(F)	1921.18	%(F)
Net investment income	0.48	%(F)	0.97%	1.67%	3.57	%(D)(F)	1.40	%(F)
Portfolio turnover rate	11	%(E)	45%	43%	26	%(E)	37%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class Y and Institutional Class shares and the net investment income per share would have been lower by $0.17 and $0.16 for Class Y and Institutional Class shares, respectively .

(E)	Not annualized.
(F)	Annualized.
(G)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,					Period Ended June 30,
	(Unaudited)(A)		2020(A)		2019(A)		2018(A)	2017(A)(B)
Net asset value at beginning of period	$11.68		$11.11		$13.11		$11.61	$9.78	(C)
Income (loss) from investment operations:
Net investment loss	(0.07	)(D)	(0.03	)(D)	(0.04	)(D)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	3.11		0.60		(0.47)		1.75	1.84
Total from investment operations	3.04		0.57		(0.51)		1.74	1.83
Distributions from:
Realized capital gains	—		—		(1.49)		(0.24)	—
Net asset value at end of period	$14.72		$11.68		$11.11		$13.11	$11.61
Total return(E)	26.11	%(F)	5.07%		(1.78%)		15.00%	18.73	%(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,226		$777		$760		$918	$140
Ratio to average net assets:
Net expenses	1.24	%(G)	1.24%		1.24%		1.36%	1.41	%(G)
Gross expenses	3.01	%(G)	4.17%		4.36%		3.75%	42.93	%(G)
Net investment loss	(0.87	%)(G)	(0.26%)		(0.31%)		(0.05%)	(0.35	%)(G)
Portfolio turnover rate	113	%(F)(H)	74%		103%		109%	72	%(I)

Touchstone International Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,					Period Ended June 30,
	(Unaudited)(A)		2020(A)		2019(A)		2018(A)	2017(A)(B)
Net asset value at beginning of period	$11.34		$10.88		$12.97		$11.57	$9.81	(C)
Income (loss) from investment operations:
Net investment loss	(0.12	)(D)	(0.11	)(D)	(0.12	)(D)	(0.05)	(0.10)
Net realized and unrealized gains (losses) on investments	3.04		0.57		(0.48)		1.69	1.86
Total from investment operations	2.92		0.46		(0.60)		1.64	1.76
Distributions from:
Realized capital gains	—		—		(1.49)		(0.24)	—
Net asset value at end of period	$14.26		$11.34		$10.88		$12.97	$11.57
Total return(E)	25.70	%(F)	4.28%		(2.52%)		14.14%	17.93	%(F)
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,388		$403		$185		$436	$3
Ratio to average net assets:
Net expenses	1.99	%(G)	1.99%		1.99%		2.10%	2.16	%(G)
Gross expenses	3.64	%(G)	5.96%		6.35%		5.06%	237.46	%(G)
Net investment loss	(1.62	%)(G)	(1.01%)		(1.06%)		(0.79%)	(1.11	%)(G)
Portfolio turnover rate	113	%(F)(H)	74%		103%		109%	72	%(I)

(A)	During the Six Months Ended December 31, 2020, the Fund effected the following stock split effective the close of business September 11, 2020: 1.9160 for 1 for Class A shares and 1.9095 for 1 for Class C shares. All historical per share information has been retroactively adjusted to reflect this stock split.

(B)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(C)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(D)	The net investment income (loss) per share was based on average shares outstanding for the period.

(E)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(F)	Not annualized.

(G)	Annualized.

(H)	Portfolio turnover excludes the purchases and sales of securities of the International Small Cap Fund acquired on September 11, 2020 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

(I)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,					Period Ended June 30,
	(Unaudited)(A)		2020(A)		2019(A)		2018(A)	2017(A)(B)
Net asset value at beginning of period	$11.95		$11.35		$13.37		$11.81	$9.95	(C)
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(D)	(—	)(D)(E)	(0.01	)(D)	(0.01)	(—)	(E)
Net realized and unrealized gains (losses) on investments	3.19		0.60		(0.49)		1.79	1.86
Total from investment operations	3.15		0.60		(0.50)		1.80	1.86
Distributions from:
Net investment income	—		—		(0.01)		—	—
Realized capital gains	—		—		(1.51)		(0.24)	—
Total distributions	—		—		(1.52)		(0.24)	—
Net asset value at end of period	$15.10		$11.95		$11.35		$13.37	$11.81
Total return	26.32	%(F)	5.28%		(1.53%)		15.32%	18.73	%(F)
Ratios and supplemental data:
Net assets at end of period (000’s)	$76,708		$867		$2,341		$4,553	$161
Ratio to average net assets:
Net expenses	0.99	%(G)	0.99%		0.99%		1.03%	1.16	%(G)
Gross expenses	1.32	%(G)	2.50%		1.89%		1.81%	51.68	%(G)
Net investment income (loss)	(0.62	%)(G)	(0.01%)		(0.06%)		0.28%	(0.10	%)(G)
Portfolio turnover rate	113	%(F)(H)	74%		103%		109%	72	%(I)

(A)	During the Six Months Ended December 31, 2020, the Fund effected the following stock split effective the close of business September 11, 2020: 1.8839 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.

(B)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(C)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(D)	The net investment income (loss) per share was based on average shares outstanding for the period.

(E)	Less than $0.005 per share.

(F)	Not annualized.

(G)	Annualized.

(H)	Portfolio turnover excludes the purchases and sales of securities of the International Small Cap Fund acquired on September 11, 2020 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

(I)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31, 2020	Year Ended June 30,
(Unaudited)(A)	2020(A)	2019(A)	2018(A)	2017(A)	2016(A)
Net asset value at beginning of period	$12.05	$11.43	$13.46	$11.88	$9.37	$10.52
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	0.01	(B)	0.01	(B)	0.04	(0.01)	(0.02	)(B)
Net realized and unrealized gains (losses) on investments	3.22	0.61	(0.50)	1.78	2.75	(0.40)
Total from investment operations	3.17	0.62	(0.49)	1.82	2.74	(0.42)
Distributions from:
Net investment income	(0.01)	(—)	(C)	(0.02)	—	—	—
Realized capital gain	—	—	(1.52)	(0.24)	(0.23)	(0.73)
Total distributions	(0.01)	—	(1.54)	(0.24)	(0.23)	(0.73)
Net asset value at end of period	$15.21	$12.05	$11.43	$13.46	$11.88	$9.37
Total return	26.35	%(D)	5.46%	(1.46%)	15.42%	29.63%	(4.06%)
Ratios and supplemental data:
Net assets at end of period (000's)	$22,761	$29,285	$31,435	$28,159	$23,956	$6,418
Ratio to average net assets:
Net expenses	0.89	%(E)	0.89%	0.89%	1.02%	1.06%	1.15	%(F)
Gross expenses	1.25	%(E)	1.35%	1.30%	1.31%	1.82%	4.12%
Net investment income (loss)	(0.52	%)(E)	0.09%	0.04%	0.28%	(0.14%)	(0.23%)
Portfolio turnover rate	113	%(D)(G)	74%	103%	109%	72	%(H)	57%

(A)	During the Six Months Ended December 31, 2020, the Fund effected the following stock split effective the close of business September 11, 2020: 1.8777 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)	Less than $0.005 per share.

(D)	Not annualized.

(E)	Annualized.

(F)	Expense cap was lowered to 1.10% from 1.20% on January 1, 2016.

(G)	Portfolio turnover excludes the purchases and sales of securities of the International Small Cap Fund acquired on September 11, 2020 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

(H)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017	2016	2015
Net asset value at beginning of period	$42.30	$43.37	$43.80	$48.75	$42.28	$43.08	$42.79
Income (loss) from investment operations:
Net investment income	0.06	0.27	0.38	(B)	0.23	0.45	0.53	(B)	1.01	(B)
Net realized and unrealized gains (losses) on investments	10.54	3.78	3.72	1.85	8.99	2.43	(0.25)
Total from investment operations	10.60	4.05	4.10	2.08	9.44	2.96	0.76
Distributions from:
Net investment income	(0.09)	(0.27)	(0.27)	(0.07)	(0.51)	(1.08)	(0.45)
Realized capital gains	(2.71)	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)
Total distributions	(2.80)	(5.12)	(4.53)	(7.03)	(2.97)	(3.76)	(0.47)
Net asset value at end of period	$50.10	$42.30	$43.37	$43.80	$48.75	$42.28	$43.08
Total return(C)	25.21	%(D)	9.54%	10.51%	4.74	%(D)	23.67%	7.53%	1.79%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,350,637	$1,120,305	$1,170,490	$1,218,721	$1,321,506	$1,350,861	$1,416,147
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	1.02	%(F)	1.01%	0.97%	0.97	%(F)	1.02%	1.00%	0.99%
Gross expenses (including liquidity provider expenses)(G)	1.07	%(F)	1.10%	1.09%	1.09	%(F)	1.02%	1.00%	0.99%
Net investment income	0.26	%(F)	0.66%	0.88%	0.88	%(F)	0.98%	1.32%	2.36	%(H)
Portfolio turnover rate	9	%(D)(I)	29	%(I)	15	%(I)	9	%(D)(I)	12	%(I)	8%	11%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.00%, 0.98%, 0.96%, 0.95% and 1.02% for the six months ended December 31, 2020, the years ended June 30, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.05%, 1.07%, 1.08%, 1.07% and 1.02% for the six months ended December 31, 2020, the years ended June 30, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.

(H)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class A shares by 1.22% for the fiscal year ended November 30, 2015.

(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017	2016	2015
Net asset value at beginning of period	$39.16	$40.56	$41.29	$46.48	$40.44	$41.36	$41.15
Income (loss) from investment operations:
Net investment income (loss)	(0.32)	(0.19)	0.03	(B)	0.03	—	(C)	0.21	(B)	0.64	(B)
Net realized and unrealized gains (losses) on investments	9.93	3.64	3.50	1.74	8.67	2.33	(0.24)
Total from investment operations	9.61	3.45	3.53	1.77	8.67	2.54	0.40
Distributions from:
Net investment income	—	—	—	—	(0.17)	(0.78)	(0.17)
Realized capital gains	(2.71)	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)
Total distributions	(2.71)	(4.85)	(4.26)	(6.96)	(2.63)	(3.46)	(0.19)
Net asset value at end of period	$46.06	$39.16	$40.56	$41.29	$46.48	$40.44	$41.36
Total return(D)	24.69	%(E)	8.69%	9.61%	4.24	%(E)	22.69%	6.71%	0.98%
Ratios and supplemental data:
Net assets at end of period (000's)	$35,545	$37,450	$47,838	$67,599	$74,122	$83,246	$89,890
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.81	%(G)	1.82%	1.79%	1.78	%(G)	1.82%	1.79%	1.78%
Gross expenses (including liquidity provider expenses)(H)	1.92	%(G)	1.94%	1.90%	1.89	%(G)	1.82%	1.79%	1.78%
Net investment income (loss)	(0.53	%)(G)	(0.15%)	0.07%	0.07	%(G)	0.18%	0.54%	1.57	%(I)
Portfolio turnover rate	9	%(E)(J)	29	%(J)	15	%(J)	9	%(E)(J)	12	%(J)	8%	11%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Less than $0.005 per share.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.79%, 1.79%, 1.78%, 1.76% and 1.82% for the six months ended December 31, 2020, the years ended June 30, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.

(G)	Annualized.

(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.90%, 1.91%, 1.89%, 1.87% and 1.82% for the six months ended December 31, 2020, the years ended June 30, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.

(I)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class C shares by 1.22% for the fiscal year ended November 30, 2015.

(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017(B)	2016	2015
Net asset value at beginning of period	$42.18	$43.24	$43.68	$48.72	$42.26	$43.06	$42.76
Income (loss) from investment operations:
Net investment income	0.12	0.40	0.48	(C)	0.29	0.56	0.64	(C)	1.12	(C)
Net realized and unrealized gains (losses) on investments	10.51	3.76	3.71	1.84	8.99	2.43	(0.25)
Total from investment operations	10.63	4.16	4.19	2.13	9.55	3.07	0.87
Distributions from:
Net investment income	(0.16)	(0.37)	(0.37)	(0.21)	(0.63)	(1.19)	(0.55)
Realized capital gains	(2.71)	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)
Total distributions	(2.87)	(5.22)	(4.63)	(7.17)	(3.09)	(3.87)	(0.57)
Net asset value at end of period	$49.94	$42.18	$43.24	$43.68	$48.72	$42.26	$43.06
Total return	25.37	%(D)	9.84%	10.81%	4.85	%(D)	24.03%	7.84%	2.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$425,530	$352,103	$413,137	$394,077	$438,732	$552,611	$689,502
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.74	%(F)	0.75%	0.73%	0.74	%(F)	0.74%	0.72%	0.71%
Gross expenses (including liquidity provider expenses)(G)	0.88	%(F)	0.91%	0.89%	0.90	%(F)	0.75%	0.72%	0.71%
Net investment income	0.54	%(F)	0.92%	1.13%	1.11	%(F)	1.26%	1.60%	2.63	%(H)
Portfolio turnover rate	9	%(D)(I)	29	%(I)	15	%(I)	9	%(D)(I)	12	%(I)	8%	11%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 28, 2017, Class I shares of the Sentinel International Equity Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.

(C)	The net investment income per share was based on average shares outstanding for the period.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.72%, 0.72%, 0.72%, 0.72% and 0.74% for the six months ended December 31, 2020, the years ended June 30, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.86%, 0.88%, 0.88%, 0.88% and 0.75% for the six months ended December 31, 2020, the years ended June 30, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.

(H)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class Y shares by 1.22%, for the fiscal year ended November 30, 2015.

(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund— Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31, 2020	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,	Period Ended November 30,
(Unaudited)	2020	2019	2018(A)	2017(B)	2016	2015(C)
Net asset value at beginning of period	$42.24	$43.31	$43.75	$48.81	$42.32	$43.11	$43.01
Income (loss) from investment operations:
Net investment income	0.14	0.35	0.51	(D)	0.34	0.61	0.70	(D)	1.07	(D)
Net realized and unrealized gains (losses) on investments	10.53	3.83	3.71	1.80	9.01	2.41	(0.51)
Total from investment operations	10.67	4.18	4.22	2.14	9.62	3.11	0.56
Distributions from:
Net investment income	(0.17)	(0.40)	(0.40)	(0.24)	(0.67)	(1.22)	(0.46)
Realized capital gains	(2.71)	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)	—
Total distributions	(2.88)	(5.25)	(4.66)	(7.20)	(3.13)	(3.90)	(0.46)
Net asset value at end of period	$50.03	$42.24	$43.31	$43.75	$48.81	$42.32	$43.11
Total return	25.40	%(E)	9.87%	10.87%	4.93	%(E)	24.14%	7.92%	1.31	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$161,076	$127,963	$100,473	$46,683	$44,738	$29,927	$18,225
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	0.71	%(G)	0.71%	0.66%	0.67	%(G)	0.68%	0.65%	0.61	%(G)
Gross expenses (including liquidity provider expenses)(H)	0.83	%(G)	0.88%	0.85%	0.88	%(G)	0.70%	0.72%	1.76	%(G)
Net investment income	0.57	%(G)	0.96%	1.20%	1.18	%(G)	1.32%	1.72%	2.65	%(G)(I)
Portfolio turnover rate	9	%(E)(J)	29	%(J)	15	%(J)	9	%(E)(J)	12	%(J)	8%	11%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 30, 2017, Class R6 shares of the Predecessor Fund were reorganized into Institutional Class shares of the Fund.
(C)	Represents the period from commencement of operations (December 23, 2014) through November 30, 2015.

(D)	The net investment income per share was based on average shares outstanding for the period.
(E)	Not annualized.

(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.69%, 0.68%, 0.65%, 0.65% and 0.68% for the six months ended December 31, 2020, the years ended June 30, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.

(G)	Annualized.

(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.81%, 0.85%, 0.84%, 0.86% and 0.70% for the six months ended December 31, 2020, the years ended June 30, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.

(I)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Institutional Class shares by 1.30%, for the fiscal year ended November 30, 2015.

(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,
	(Unaudited)		2020	2019		2018	2017	2016
Net asset value at beginning of period	$13.04		$14.11	$13.27		$11.96	$10.49	$10.65
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.15	0.09	(A)	0.09	0.06	0.08
Net realized and unrealized gains (losses) on investments	2.65		(0.24)	0.83		1.27	1.49	(0.18)
Total from investment operations	2.70		(0.09)	0.92		1.36	1.55	(0.10)
Distributions from:
Net investment income	(0.12)		(0.11)	(0.08)		(0.05)	(0.08)	(0.06)
Realized capital gains	—		(0.87)	—		—	—	—
Total distributions	(0.12)		(0.98)	(0.08)		(0.05)	(0.08)	(0.06)
Net asset value at end of period	$15.62		$13.04	$14.11		$13.27	$11.96	$10.49
Total return(B)	20.74	%(C)	(1.18)%	7.04%		11.35%	14.82%	(0.92%)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,551		$2,989	$4,067		$2,975	$5,368	$3,657
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.04	%(D)(E)	1.03%	1.11%		1.12%	1.12%	1.12%
Gross expenses (including liquidity provider expenses)	1.74	%(D)(F)	1.91%	1.67%		1.50%	1.57%	1.68%
Net investment income	0.69	%(D)	1.03%	0.63%		0.48%	0.56%	0.87%
Portfolio turnover rate	7	%(C)(G)	20%	19	%(G)	10%	23%	33%

Touchstone Large Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019		2018	2017	2016
Net asset value at beginning of period	$12.79		$13.85	$13.04		$11.80	$10.37	$10.60
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		0.01	(0.02	)(A)	(0.04)	(0.02)	0.02
Net realized and unrealized gains (losses) on investments	2.66		(0.20)	0.83		1.28	1.47	(0.20)
Total from investment operations	2.59		(0.19)	0.81		1.24	1.45	(0.18)
Distributions from:
Net investment income	—		—	—		—	(0.02)	(0.05)
Realized capital gains	—		(0.87)	—		—	—	—
Total distributions	—		(0.87)	—		—	(0.02)	(0.05)
Net asset value at end of period	$15.38		$12.79	$13.85		$13.04	$11.80	$10.37
Total return(B)	20.25	%(C)	(1.89%)	6.21%		10.51%	13.98%	(1.72%)
Ratios and supplemental data:
Net assets at end of period (000's)	$4,449		$5,376	$7,372		$7,849	$8,102	$6,124
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.79	%(D)(E)	1.78%	1.86%		1.87%	1.87%	1.87%
Gross expenses (including liquidity provider expenses)	2.15	%(D)(F)	2.09%	2.13%		2.12%	2.12%	2.39%
Net investment income (loss)	(0.06	%)(D)	0.27%	(0.12%)		(0.27%)	(0.19%)	0.12%
Portfolio turnover rate	7	%(C)(G)	20%	19	%(G)	10%	23%	33%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.

(D)	Annualized.

(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A and Class C was 1.03% and 1.78% for the six months ended December 31, 2020, respectively.

(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A and Class C was 1.73% and 2.14% for the six months ended December 31, 2020, respectively.

(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019		2018	2017	2016
Net asset value at beginning of period	$13.07		$14.14	$13.31		$12.00	$10.52	$10.67
Income (loss) from investment operations:
Net investment income	0.07		0.17	0.12	(A)	0.10	0.09	0.11
Net realized and unrealized gains (losses) on investments	2.66		(0.22)	0.84		1.30	1.49	(0.19)
Total from investment operations	2.73		(0.05)	0.96		1.40	1.58	(0.08)
Distributions from:
Net investment income	(0.18)		(0.15)	(0.13)		(0.09)	(0.10)	(0.07)
Realized capital gains	—		(0.87)	—		—	—	—
Total distributions	(0.18)		(1.02)	(0.13)		(0.09)	(0.10)	(0.07)
Net asset value at end of period	$15.62		$13.07	$14.14		$13.31	$12.00	$10.52
Total return	20.89	%(B)	(0.93%)	7.31%		11.62%	15.13%	(0.70%)
Ratios and supplemental data:
Net assets at end of period (000's)	$242,091		$206,798	$213,650		$231,984	$222,080	$208,463
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.79	%(C)(D)	0.78%	0.86%		0.87%	0.87%	0.87%
Gross expenses (including liquidity provider expenses)	0.89	%(C)(E)	0.90%	0.99%		0.99%	1.01%	1.04%
Net investment income	0.94	%(C)	1.28%	0.88%		0.73%	0.81%	1.11%
Portfolio turnover rate	7	%(B)(F)	20%	19	%(F)	10%	23%	33%

Touchstone Large Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019		2018	2017	2016
Net asset value at beginning of period	$13.09		$14.16	$13.33		$12.02	$10.53	$10.68
Income (loss) from investment operations:
Net investment income	0.08		0.15	0.14	(A)	0.10	0.11	0.13
Net realized and unrealized gains (losses) on investments	2.66		(0.19)	0.83		1.31	1.49	(0.20)
Total from investment operations	2.74		(0.04)	0.97		1.41	1.60	(0.07)
Distributions from:
Net investment income	(0.20)		(0.16)	(0.14)		(0.10)	(0.11)	(0.08)
Realized capital gains	—		(0.87)	—		—	—	—
Total distributions	(0.20)		(1.03)	(0.14)		(0.10)	(0.11)	(0.08)
Net asset value at end of period	$15.63		$13.09	$14.16		$13.33	$12.02	$10.53
Total return	20.95	%(B)	(0.83%)	7.43%		11.70%	15.31%	(0.66%)
Ratios and supplemental data:
Net assets at end of period (000's)	$72,258		$60,402	$59,211		$124,759	$97,888	$87,032
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.69	%(C)(D)	0.68%	0.77%		0.77%	0.77%	0.77%
Gross expenses (including liquidity provider expenses)	0.84	%(C)(E)	0.84%	0.92%		0.91%	0.91%	0.93%
Net investment income	1.04	%(C)	1.38%	0.98%		0.83%	0.91%	1.21%
Portfolio turnover rate	7	%(B)(F)	20%	19	%(F)	10%	23%	33%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.

(C)	Annualized.

(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y and Institutional Class was 0.78% and 0.68% for the six months ended December 31, 2020, respectively.

(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y and Institutional Class was 0.88% and 0.83% for the six months ended December 31, 2020, respectively.

(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,			Period Ended June 30,
	(Unaudited)		2020	2019	2018	2017(A)
Net asset value at beginning of period	$47.46		$42.50	$41.33	$35.52	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.08)	(0.56)	(0.24)	(0.19	)(C)
Net realized and unrealized gains on investments	8.43		8.19	4.42	7.19	5.41
Total from investment operations	8.42		8.11	3.86	6.95	5.22
Distributions from:
Realized capital gains	(6.61)		(3.15)	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$49.27		$47.46	$42.50	$41.33	$35.52
Total return(D)	18.16	%(E)	20.07%	10.39%	19.75%	17.31	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,882		$2,112	$1,425	$3,417	$140
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.05	%(G)	1.07%	1.23%	1.23%	1.23	%(G)
Gross expenses (including liquidity provider expenses)(H)	1.90	%(G)	2.28%	2.01%	1.67%	11.14	%(G)
Net investment loss	(0.69	%)(G)	(0.60%)	(0.59%)	(0.63%)	(0.68	%)(G)
Portfolio turnover rate	19	%(E)(I)	30%	41%	44%	55%

Touchstone Large Company Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,			Period Ended June 30,
	(Unaudited)		2020	2019	2018	2017(A)
Net asset value at beginning of period	$45.93		$41.52	$40.74	$35.29	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.35)		(0.31)	(0.40)	(0.30)	(0.38	)(C)
Net realized and unrealized gains on investments	8.29		7.87	3.87	6.89	5.37
Total from investment operations	7.94		7.56	3.47	6.59	4.99
Distributions from:
Realized capital gains	(6.61)		(3.15)	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$47.26		$45.93	$41.52	$40.74	$35.29
Total return(D)	17.73	%(E)	19.19%	9.55%	18.88%	16.52	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$618		$592	$396	$236	$31
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.80	%(G)	1.82%	1.98%	1.98%	1.98	%(G)
Gross expenses (including liquidity provider expenses)(H)	3.94	%(G)	4.64%	4.38%	8.12%	257.02	%(G)
Net investment loss	(1.44	%)(G)	(1.35%)	(1.34%)	(1.38%)	(1.43	%)(G)
Portfolio turnover rate	19	%(E)(I)	30%	41%	44%	55%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment loss per share was based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.

(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.04% and for Class C was 1.79% for the six months ended December 31, 2020.
(G)	Annualized.

(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.89% and for Class C was 3.93% for the six months ended December 31, 2020.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,			Period Ended June 30,
	(Unaudited)		2020	2019	2018	2017(A)
Net asset value at beginning of period	$47.97		$42.82	$41.53	$35.60	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.12)	(0.12)	(0.13)	(0.12	)(C)
Net realized and unrealized gains on investments	8.66		8.42	4.10	7.20	5.42
Total from investment operations	8.58		8.30	3.98	7.07	5.30
Distributions from:
Realized capital gains	(6.61)		(3.15)	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$49.94		$47.97	$42.82	$41.53	$35.60
Total return	18.31	%(D)	20.38%	10.66%	20.02%	17.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,421		$24,062	$19,580	$15,961	$9,938
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.80	%(F)	0.82%	0.98%	0.98%	0.98	%(F)
Gross expenses (including liquidity provider expenses)(G)	0.95	%(F)	1.04%	1.16%	1.12%	1.12	%(F)
Net investment loss	(0.44	%)(F)	(0.35%)	(0.34%)	(0.38%)	(0.42	%)(F)
Portfolio turnover rate	19	%(D)(H)	30%	41%	44%	55%

Touchstone Large Company Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019	2018	2017		2016
Net asset value at beginning of period	$48.18		$42.95	$41.61	$35.63	$29.15		$33.17
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.12)	(0.10)	(0.11)	(0.12	)(C)	(0.14	)(C)
Net realized and unrealized gains (losses) on investments	8.73		8.50	4.13	7.23	7.68		(1.45)
Total from investment operations	8.65		8.38	4.03	7.12	7.56		(1.59)
Distributions from:
Realized capital gains	(6.61)		(3.15)	(2.69)	(1.14)	(1.08)		(2.43)
Proceeds from redemption fees collected	—		—	—	—	—		—	(I)
Net asset value at end of period	$50.22		$48.18	$42.95	$41.61	$35.63		$29.15
Total return	18.38	%(D)	20.51%	10.74%	20.17%	26.67%		(5.08%)
Ratios and supplemental data:
Net assets at end of period (000's)	$222,716		$199,601	$204,391	$224,379	$189,444		$180,104
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.70	%(F)	0.73%	0.88%	0.88%	0.89%		0.95%
Gross expenses (including liquidity provider expenses)(G)	0.83	%(F)	0.86%	0.99%	0.98%	1.02%		1.00%
Net investment loss	(0.34	%)(F)	(0.25%)	(0.24%)	(0.28%)	(0.39%)		(0.46%)
Portfolio turnover rate	19	%(D)(H)	30%	41%	44%	55%		57%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment loss per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.79% and for Institutional Class was 0.69% for the six months ended December 31, 2020.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 0.94% and for Institutional Class was 0.82% for the six months ended December 31, 2020.

(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(I)	Proceeds from redemption fees are related to the DSM Large Cap Growth Fund, the Predecessor Fund, and are less than $0.005 per share.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value at beginning of period	$11.83		$11.63	$11.33	$11.55	$12.04	$11.70
Income (loss) from investment operations:
Net investment income	0.14	(A)	0.30	0.32	0.33	0.35	0.36
Net realized and unrealized gains (losses) on investments	0.11		0.21	0.30	(0.22)	(0.47)	0.36
Total from investment operations	0.25		0.51	0.62	0.11	(0.12)	0.72
Distributions from:
Net investment income	(0.14)		(0.30)	(0.32)	(0.33)	(0.35)	(0.36)
Realized capital gains	—		(0.01)	—	—	(0.02)	(0.02)
Total distributions	(0.14)		(0.31)	(0.32)	(0.33)	(0.37)	(0.38)
Net asset value at end of period	$11.94		$11.83	$11.63	$11.33	$11.55	$12.04
Total return(B)	2.16	%(C)	4.38%	5.60%	0.99%	(1.03%)	6.25%
Ratios and supplemental data:
Net assets at end of period (000's)	$32,638		$32,060	$33,515	$35,728	$42,818	$52,599
Ratio to average net assets:
Net expenses	0.85	%(D)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.15	%(D)	1.18%	1.15%	1.13%	1.13%	1.13%
Net investment income	2.40	%(D)	2.53%	2.85%	2.91%	2.98%	3.05%
Portfolio turnover rate	7	%(C)	33%	53%	47%	34%	27%

Touchstone Ohio Tax-Free Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value at beginning of period	$11.85		$11.65	$11.33	$11.57	$12.06	$11.72
Income (loss) from investment operations:
Net investment income	0.10	(A)	0.21	0.23	0.25	0.26	0.27
Net realized and unrealized gains (losses) on investments	0.11		0.21	0.33	(0.24)	(0.47)	0.36
Total from investment operations	0.21		0.42	0.56	0.01	(0.21)	0.63
Distributions from:
Net investment income	(0.10)		(0.21)	(0.24)	(0.25)	(0.26)	(0.27)
Realized capital gains	—		(0.01)	—	—	(0.02)	(0.02)
Total distributions	(0.10)		(0.22)	(0.24)	(0.25)	(0.28)	(0.29)
Net asset value at end of period	$11.96		$11.85	$11.65	$11.33	$11.57	$12.06
Total return(B)	1.77	%(C)	3.61%	4.97%	0.06%	(1.77%)	5.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,247		$2,050	$2,756	$5,363	$6,515	$7,320
Ratio to average net assets:
Net expenses	1.60	%(D)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	2.55	%(D)	2.32%	2.08%	2.01%	2.03%	2.09%
Net investment income	1.65	%(D)	1.78%	2.10%	2.16%	2.23%	2.30%
Portfolio turnover rate	7	%(C)	33%	53%	47%	34%	27%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,			Period Ended June 30,
	(Unaudited)		2020	2019	2018	2017(A)
Net asset value at beginning of period	$11.85		$11.64	$11.33	$11.56	$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.16	(C)	0.33	0.35	0.29	0.38
Net realized and unrealized gains (losses) on investments	0.10		0.22	0.31	(0.16)	(0.49)
Total from investment operations	0.26		0.55	0.66	0.13	(0.11)
Distributions from:
Net investment income	(0.16)		(0.33)	(0.35)	(0.36)	(0.31)
Realized capital gains	—		(0.01)	—	—	(0.02)
Total distributions	(0.16)		(0.34)	(0.35)	(0.36)	(0.33)
Net asset value at end of period	$11.95		$11.85	$11.64	$11.33	$11.56
Total return	2.20	%(D)	4.73%	5.96%	1.15%	(0.90	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,857		$2,616	$3,031	$4,596	$2
Ratio to average net assets:
Net expenses	0.60	%(E)	0.60%	0.60%	0.60%	0.60	%(E)
Gross expenses	1.25	%(E)	1.31%	1.05%	1.16%	298.27	%(E)
Net investment income	2.65	%(E)	2.78%	3.10%	3.16%	4.00	%(E)
Portfolio turnover rate	7	%(D)	33%	53%	47%	34%

Touchstone Ohio Tax-Free Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2020		Year Ended June 30,			Period Ended June 30,
	(Unaudited)		2020	2019	2018	2017(A)
Net asset value at beginning of period	$11.84		$11.64	$11.33	$11.56	$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.16	(C)	0.33	0.36	0.30	0.39
Net realized and unrealized gains (losses) on investments	0.11		0.21	0.31	(0.16)	(0.50)
Total from investment operations	0.27		0.54	0.67	0.14	(0.11)
Distributions from:
Net investment income	(0.16)		(0.33)	(0.36)	(0.37)	(0.31)
Realized capital gains	—		(0.01)	—	—	(0.02)
Total distributions	(0.16)		(0.34)	(0.36)	(0.37)	(0.33)
Net asset value at end of period	$11.95		$11.84	$11.64	$11.33	$11.56
Total return	2.31	%(D)	4.69%	6.05%	1.18%	(0.90	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$13,325		$12,785	$7,913	$560	$2
Ratio to average net assets:
Net expenses	0.55	%(E)	0.55%	0.55%	0.55%	0.55	%(E)
Gross expenses	0.87	%(E)	0.91%	0.96%	2.54%	298.26	%(E)
Net investment income	2.69	%(E)	2.83%	3.15%	3.21%	4.04	%(E)
Portfolio turnover rate	7	%(D)	33%	53%	47%	34%

(A)	Represents the period from commencement of operations (August 31, 2016) through December 31, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Class A shares on August 31, 2016.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.

(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Seven
	Ended					Months
	December 31,					Ended
	2020		Year Ended June 30,			June 30,		Year Ended November 30,
	(Unaudited)		2020	2019		2018(A)		2017	2016		2015
Net asset value at beginning of period	$4.06		$4.83	$5.53		$5.64		$5.19	$5.58		$7.19
Income (loss) from investment operations:
Net investment loss	(0.01	)(B)	(0.02)	(0.01)		(0.01)		(0.02)	(0.02	)(B)	(0.03	)(B)
Net realized and unrealized gains (losses) on investments	1.61		(0.47)	(0.07)		0.37		0.89	0.57		0.26
Total from investment operations	1.60		(0.49)	(0.08)		0.36		0.87	0.55		0.23
Distributions from:
Realized capital gains	(0.01)		(0.28)	(0.62)		(0.47)		(0.42)	(0.94)		(1.84)
Net asset value at end of period	$5.65		$4.06	$4.83		$5.53		$5.64	$5.19		$5.58
Total return(C)	39.30	%(D)	(10.82%)	(0.73%)		6.89	%(D)	17.95%	12.52%		5.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$537,807		$420,822	$589,664		$661,866		$677,055	$685,807		$596,864
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	1.25	%(F)	1.15%	1.12%		1.10	%(F)	1.18%	1.22%		1.25%
Gross expenses (including liquidity provider expenses)(G)	1.25	%(F)	1.24%	1.20%		1.18	%(F)	1.18%	1.22%		1.25%
Net investment loss	(0.33	%)(F)	(0.32%)	(0.26%)		(0.26	%)(F)	(0.49%)	(0.38%)		(0.61%)
Portfolio turnover rate	39	%(D)(H)	81%	94	%(H)(I)	30	%(D)	82%	61%		70%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.22% for the six months ended December 31, 2020.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.22% for the six months ended December 31, 2020.

(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Seven
	Ended					Months
	December 31,					Ended
	2020		Year Ended June 30,			June 30,		Year Ended November 30,
	(Unaudited)		2020	2019		2018(A)		2017	2016		2015
Net asset value at beginning of period	$1.99		$2.52	$3.23		$3.50		$3.39	$4.01		$5.72
Income (loss) from investment operations:
Net investment loss	(0.01	)(B)(C)	(0.05)	(0.05)		(0.02)		(0.10)	(0.03	)(B)	(0.05	)(B)
Net realized and unrealized gains (losses) on investments	0.78		(0.20)	(0.04)		0.22		0.63	0.35		0.18
Total from investment operations	0.77		(0.25)	(0.09)		0.20		0.53	0.32		0.13
Distributions from:
Realized capital gains	(0.01)		(0.28)	(0.62)		(0.47)		(0.42)	(0.94)		(1.84)
Net asset value at end of period	$2.75		$1.99	$2.52		$3.23		$3.50	$3.39		$4.01
Total return(D)	38.48	%(E)	(11.22%)	(1.65%)		6.51	%(E)	17.36%	11.48%		4.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,264		$21,204	$39,390		$97,136		$104,051	$110,842		$108,192
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	1.98	%(F)	1.95%	1.88%		1.85	%(F)	1.92%	1.95%		1.94%
Gross expenses (including liquidity provider expenses)(G)	2.14	%(F)	2.07%	1.96%		1.93	%(F)	1.92%	1.95%		1.94%
Net investment loss	(1.06	%)(F)	(1.12%)	(1.01%)		(1.02	%)(F)	(1.23%)	(1.10%)		(1.30%)
Portfolio turnover rate	39	%(E)(H)	81%	94	%(H)(I)	30	%(E)	82%	61%		70%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C was 1.95% for the six months ended December 31, 2020.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C was 2.11% for the six months ended December 31, 2020.

(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Seven Months
	December 31,						Ended
	2020		Year Ended June 30,				June 30,		Year Ended November 30,
	(Unaudited)		2020		2019		2018(A)		2017(B)	2016		2015
Net asset value at beginning of period	$4.53		$5.33		$6.04		$6.10		$5.56	$5.89		$7.48
Income (loss) from investment operations:
Net investment income (loss)	—	(C)(D)	(—	)(C)	(—	)(C)	(—	)(C)	(0.06)	(—)	(C)(D)	(0.01	)(D)
Net realized and unrealized gains (losses) on investments	1.78		(0.52)		(0.09)		0.41		1.02	0.61		0.28
Total from investment operations	1.78		(0.52)		(0.09)		0.41		0.96	0.61		0.27
Distributions from:
Net investment income	—		—		(—	)(C)	—		—	—		(0.02)
Realized capital gains	(0.01)		(0.28)		(0.62)		(0.47)		(0.42)	(0.94)		(1.84)
Total distributions	(0.01)		(0.28)		(0.62)		(0.47)		(0.42)	(0.94)		(1.86)
Net asset value at end of period	$6.30		$4.53		$5.33		$6.04		$6.10	$5.56		$5.89
Total return	39.20	%(E)	(10.35%)		(0.79%)		7.21	%(E)	18.41%	12.95%		5.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$226,285		$189,336		$326,021		$383,050		$388,404	$257,483		$220,543
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	0.92	%(G)	0.89%		0.87%		0.84	%(G)	0.85%	0.89%		0.87%
Gross expenses (including liquidity provider expenses)(H)	1.04	%(G)	0.98%		0.95%		0.92	%(G)	0.85%	0.89%		0.87%
Net investment income (loss)	0.00	%(C)(G)	(0.06%)		0.00	%(C)	(0.01	%)(G)	(0.16%)	(0.04%)		(0.24%)
Portfolio turnover rate	39	%(E)(I)	81%		94	%(I)(J)	30	%(E)	82%	61%		70%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel Small Company Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	Less than $0.005 per share or 0.005%.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.89% for the six months ended December 31, 2020.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 1.01% for the six months ended December 31, 2020.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(J)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund— Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended	Period Ended
2020	Year Ended June 30,	June 30,	November 30,
(Unaudited)	2020	2019	2018(A)	2017(B)
Net asset value at beginning of period	$4.52	$5.32	$6.04	$6.10	$5.80
Income (loss) from investment operations:
Net investment income (loss)	—	(C)(D)	—	(C)	—	(C)	—	(C)	(—	)(C)
Net realized and unrealized gains (losses) on investments	1.78	(0.52)	(0.10)	0.41	0.30
Total from investment operations	1.78	(0.52)	(0.10)	0.41	0.30
Distributions from:
Net investment income	—	—	(—	)(C)	—	—
Realized capital gains	(0.01)	(0.28)	(0.62)	(0.47)	—
Total distributions	(0.01)	(0.28)	(0.62)	(0.47)	—
Net asset value at end of period	$6.29	$4.52	$5.32	$6.04	$6.10
Total return	39.29	%(E)	(10.37%)	(0.91%)	7.21	%(E)	5.17	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,649	$11,269	$2,216	$8	$3
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	0.82	%(G)	0.79%	0.79%	0.79	%(G)	0.79	%(G)
Gross expenses (including liquidity provider expenses)(H)	1.07	%(G)	1.13%	2.52%	275.86	%(G)	2069.15	%(G)
Net investment income (loss)	0.10	%(G)	0.05%	0.08%	0.05	%(G)	(0.70	%)(G)
Portfolio turnover rate	39	%(E)(I)	81%	94	%(I)(J)	30	%(E)	82%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.
(C)	Less than $0.005 per share or 0.005%.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.79% for the six months ended December 31, 2020.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 1.04% for the six months ended December 31, 2020.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(J)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund—Class R6

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended	Period Ended
2020	Year Ended June 30,	June 30,	Year Ended November 30,	November 30,
(Unaudited)	2020	2019	2018(A)	2017	2016	2015(B)
Net asset value at beginning of period	$4.19	$4.95	$5.65	$5.73	$5.24	$5.60	$5.44
Income (loss) from investment operations:
Net investment income (loss)	—	(C)(D)	0.01	0.01	—	(C)	(0.03)	0.01	(D)	(0.01	)(D)
Net realized and unrealized gains (losses) on investments	1.66	(0.49)	(0.08)	0.39	0.94	0.57	0.17
Total from investment operations	1.66	(0.48)	(0.07)	0.39	0.91	0.58	0.16
Distributions from:
Net investment income	—	—	(0.01)	—	—	—	—
Realized capital gains	(0.01)	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)	—
Total distributions	(0.01)	(0.28)	(0.63)	(0.47)	(0.42)	(0.94)	—
Net asset value at end of period	$5.84	$4.19	$4.95	$5.65	$5.73	$5.24	$5.60
Total return	39.52	%(E)	(10.35%)	(0.59%)	7.33	%(E)	18.58%	13.07%	2.94	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$60,636	$64,567	$137,585	$76,246	$67,052	$13,000	$599
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	0.82	%(G)	0.76%	0.73%	0.73	%(G)	0.75%	0.73%	0.73	%(G)
Gross expenses (including liquidity provider expenses)(H)	0.92	%(G)	0.88%	0.84%	0.84	%(G)	0.77%	0.99%	2.96	%(G)
Net investment income (loss)	0.10	%(G)	0.07%	0.14%	0.10	%(G)	(0.07%)	0.16%	(0.18	%)(G)
Portfolio turnover rate	39	%(E)(I)	81%	94	%(I)(J)	30	%(E)	82%	61%	70%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Represents the period from commencement of operations (December 23, 2014) through November 30, 2015.
(C)	Less than $0.005 per share.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class R6 was 0.79% for the six months ended December 31, 2020.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class R6 was 89% for the six months ended December 31, 2020.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(J)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019		2018	2017	2016
Net asset value at beginning of period	$7.95		$9.41	$9.92		$10.13	$8.84	$9.78
Income (loss) from investment operations:
Net investment income	0.06		0.13	0.16		0.14	0.19	0.16
Net realized and unrealized gains (losses) on investments	1.91		(0.98)	0.57		0.55	1.30	(0.27)
Total from investment operations	1.97		(0.85)	0.73		0.69	1.49	(0.11)
Distributions from:
Net investment income	(0.06)		(0.12)	(0.16)		(0.14)	(0.18)	(0.16)
Realized capital gains	(0.16)		(0.49)	(1.08)		(0.76)	(0.02)	(0.67)
Total distributions	(0.22)		(0.61)	(1.24)		(0.90)	(0.20)	(0.83)
Net asset value at end of period	$9.70		$7.95	$9.41		$9.92	$10.13	$8.84
Total return(A)	24.91	%(B)	(9.83%)	8.53%		6.92%	16.92%	(0.89%)
Ratios and supplemental data:
Net assets at end of period (000's)	$28,850		$24,567	$32,964		$36,968	$43,607	$47,939
Ratio to average net assets:
Net expenses	1.08	%(C)	1.08%	1.08%		1.08%	1.08%	1.08%
Gross expenses	1.26	%(C)	1.26%	1.26%		1.26%	1.24%	1.28%
Net investment income	1.40	%(C)	1.37%	1.67%		1.42%	1.86%	1.71%
Portfolio turnover rate	8	%(B)	57%	37	%(D)	24%	29%	19	%(E)

Touchstone Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019		2018	2017	2016
Net asset value at beginning of period	$7.93		$9.38	$9.89		$10.10	$8.81	$9.75
Income (loss) from investment operations:
Net investment income	0.01		0.06	0.09		0.08	0.12	0.09
Net realized and unrealized gains (losses) on investments	1.92		(0.97)	0.56		0.54	1.29	(0.27)
Total from investment operations	1.93		(0.91)	0.65		0.62	1.41	(0.18)
Distributions from:
Net investment income	(0.02)		(0.05)	(0.08)		(0.07)	(0.10)	(0.09)
Realized capital gains	(0.16)		(0.49)	(1.08)		(0.76)	(0.02)	(0.67)
Total distributions	(0.18)		(0.54)	(1.16)		(0.83)	(0.12)	(0.76)
Net asset value at end of period	$9.68		$7.93	$9.38		$9.89	$10.10	$8.81
Total return(A)	24.45	%(B)	(10.49%)	7.72%		6.12%	16.06%	(1.65%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,703		$2,175	$3,175		$3,654	$4,503	$5,624
Ratio to average net assets:
Net expenses	1.83	%(C)	1.83%	1.83%		1.83%	1.83%	1.83%
Gross expenses	2.63	%(C)	2.43%	2.35%		2.21%	2.12%	2.16%
Net investment income	0.65	%(C)	0.62%	0.92%		0.68%	1.11%	0.96%
Portfolio turnover rate	8	%(B)	57%	37	%(D)	24%	29%	19	%(E)

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(E)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019		2018	2017	2016
Net asset value at beginning of period	$7.98		$9.45	$9.96		$10.17	$8.87	$9.81
Income (loss) from investment operations:
Net investment income	0.09		0.15	0.19		0.17	0.20	0.18
Net realized and unrealized gains (losses) on investments	1.91		(0.98)	0.57		0.55	1.32	(0.27)
Total from investment operations	2.00		(0.83)	0.76		0.72	1.52	(0.09)
Distributions from:
Net investment income	(0.07)		(0.15)	(0.19)		(0.17)	(0.20)	(0.18)
Realized capital gains	(0.16)		(0.49)	(1.08)		(0.76)	(0.02)	(0.67)
Total distributions	(0.23)		(0.64)	(1.27)		(0.93)	(0.22)	(0.85)
Net asset value at end of period	$9.75		$7.98	$9.45		$9.96	$10.17	$8.87
Total return	25.23	%(A)	(9.64%)	8.82%		7.19%	17.28%	(0.64%)
Ratios and supplemental data:
Net assets at end of period (000's)	$77,799		$75,028	$92,928		$81,988	$83,974	$76,852
Ratio to average net assets:
Net expenses	0.83	%(B)	0.80%	0.79%		0.81%	0.83%	0.83%
Gross expenses	0.96	%(B)	0.96%	0.94%		0.95%	0.97%	0.99%
Net investment income	1.65	%(B)	1.64%	1.96%		1.70%	2.11%	1.96%
Portfolio turnover rate	8	%(A)	57%	37	%(C)	24%	29%	19	%(D)

Touchstone Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2020		Year Ended June 30,
	(Unaudited)		2020	2019		2018	2017	2016
Net asset value at beginning of period	$7.96		$9.42	$9.93		$10.14	$8.85	$9.79
Income (loss) from investment operations:
Net investment income	0.08		0.16	0.20		0.19	0.22	0.19
Net realized and unrealized gains (losses) on investments	1.91		(0.97)	0.57		0.55	1.31	(0.27)
Total from investment operations	1.99		(0.81)	0.77		0.74	1.53	(0.08)
Distributions from:
Net investment income	(0.08)		(0.16)	(0.20)		(0.19)	(0.22)	(0.19)
Realized capital gains	(0.16)		(0.49)	(1.08)		(0.76)	(0.02)	(0.67)
Total distributions	(0.24)		(0.65)	(1.28)		(0.95)	(0.24)	(0.86)
Net asset value at end of period	$9.71		$7.96	$9.42		$9.93	$10.14	$8.85
Total return	25.11	%(A)	(9.43%)	8.96%		7.34%	17.38%	(0.49%)
Ratios and supplemental data:
Net assets at end of period (000's)	$204,070		$153,945	$208,686		$262,467	$249,035	$219,824
Ratio to average net assets:
Net expenses	0.68	%(B)	0.68%	0.68%		0.68%	0.68%	0.68%
Gross expenses	0.89	%(B)	0.90%	0.89%		0.87%	0.86%	0.87%
Net investment income	1.80	%(B)	1.77%	2.07%		1.82%	2.26%	2.11%
Portfolio turnover rate	8	%(A)	57%	37	%(C)	24%	29%	19	%(D)

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(D)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

Notes to Financial Statements December 31, 2020 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds, including the following nine funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Balanced Fund (“Balanced Fund”)

Touchstone International Equity Fund (“International Equity Fund”)

Touchstone International Growth Fund (“International Growth Fund”) (formerly known as Touchstone International Small Cap Fund)

Touchstone Large Cap Focused Fund (“Large Cap Focused Fund”)

Touchstone Large Cap Fund (“Large Cap Fund”)

Touchstone Large Company Growth Fund (“Large Company Growth Fund”)

Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund”)

Touchstone Small Company Fund (“Small Company Fund”)

Touchstone Value Fund (“Value Fund”)

Each Fund is diversified, with the exception of the Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Ohio Tax-Free Bond Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	X	X	X
International Equity Fund	X	X	X	X
International Growth Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Ohio Tax-Free Bond Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended December 31, 2020.

Notes to Financial Statements (Unaudited) (Continued)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board of Trustees (the “Board”) of the Trust and are generally categorized in Level 3.

Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the

Notes to Financial Statements (Unaudited) (Continued)

other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of December 31, 2020, the Balanced Fund did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at

Notes to Financial Statements (Unaudited) (Continued)

prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of December 31, 2020, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA.

The following table sets forth the fair value of the Balanced Fund derivative financial instruments by primary risk exposure as of December 31, 2020:

Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Balanced Fund	Futures - Interest Rate Contracts*	$236,243	$(18,930)

* Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.

For the six ended December 31, 2020, the average quarterly balances of outstanding derivative financial instruments were as follows:

Balanced Fund
Interest rate contracts:
Futures Contracts - Notional value	$7,875,879

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of December 31, 2020, the following Funds loaned securities and received collateral as follows:

Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Balanced Fund	Common Stocks	$21,582	$22,424	$842
International Growth Fund	Common Stocks	2,530,837	2,598,800	67,963
Value Fund	Common Stocks	2,945,537	3,071,622	126,085

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

*** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Notes to Financial Statements (Unaudited) (Continued)

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Ohio Tax-Free Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). Effective June 30, 2020, the maximum offering price per share of Class A shares of the fixed income fund (the Ohio Tax-Free Bond Fund) is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). Prior to June 30, 2020 the maximum offering price per share of Class A shares of the fixed income fund was equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on fund purchases of Class A shares when aggregate purchases in all Touchstone funds equal the maximum breakpoint which is at least $1 million for equity funds or $500,000 for fixed income funds. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least the maximum breakpoint where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, Ohio Tax-Free Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any, quarterly as a dividend to shareholders. The Ohio Tax-Free Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date

Notes to Financial Statements (Unaudited) (Continued)

of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2020:

	Balanced Fund	International Equity Fund	International Growth Fund*	Large Cap Focused Fund**	Large Cap Fund**
Purchases of investment securities	$65,025,287	$12,054,439	$79,506,559	$164,336,211	$20,581,190
Proceeds from sales and maturities	$54,606,223	$23,701,015	$99,324,013	$201,271,352	$21,567,700
	Large Company Growth Fund**	Ohio Tax-Free Bond Fund	Small Company Fund**	Value Fund
Purchases of investment securities	$45,152,809	$3,282,480	$279,653,799	$20,996,703
Proceeds from sales and maturities	$50,856,351	$3,429,932	$314,254,125	$24,093,127

* The costs of purchases and proceeds from sales on the International Growth Fund (formerly known as International Small Cap Fund) excludes the purchases and sales of securities of the International Small Cap Fund acquired on September 11, 2020 (see Note 9). If these transactions were included, purchases and sales would have been higher.

**  Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund and Small Company Fund had redemptions-in-kind out of the Fund of $91,543,282, $7,297,826, $3,352,178, and $56,435,063, respectively. The redemptions were comprised of securities of $81,463,223, $6,421,484, $2,680,734, and $41,966,420, which are excluded from the proceeds from sales and maturities and cash in the amount of $10,080,059, $876,342, $671,444, and $14,468,643, for the Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund and Small Company Fund, respectively.

For the six months ended December 31, 2020, purchases and proceeds from sales and maturities in U.S. Government Securities were $90,655,555 and $68,876,469 respectively, for the Balanced Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $91,343 for the six months ended December 31, 2020.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Balanced Fund	0.55% on the first $200 million
0.50% on the next $200 million
0.45% on the next $600 million

Notes to Financial Statements (Unaudited) (Continued)

0.40% on the next $1 billion
International Equity Fund	0.35% on such assets over $2 billion
0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
International Growth Fund*	0.80% on the first $1 billion
0.75% on the next $500 million
0.70% on the next $500 million
0.65% on such assets over $2 billion
Large Cap Focused Fund	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
Large Cap Fund	0.60% on the first $500 million
0.54% on the next $500 million
0.50% on such assets over $1 billion
Large Company Growth Fund	0.60%
Ohio Tax-Free Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% on such assets over $300 million

Small Company Fund	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
Value Fund	0.65%

* Prior to September 12, 2020, the Fund paid 0.95% on the first $300 million, 0.90% on the next $200 million, 0.85% on the next $250 million, 0.80% on the next $250 million, 0.75% on the next $500 million, 0.70% on the next $500 million and 0.65% on such assets over $2 billion.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Barrow, Hanley, Mewhinney & Strauss, LLC	Fort Washington Investment Advisors, Inc.**
Value Fund	Balanced Fund
DSM Capital Partners LLC	International Equity Fund
International Growth Fund*	Large Cap Focused Fund
Large Company Growth Fund	Ohio Tax-Free Bond Fund
London Company of Virginia d/b/a The London Company	Small Company Fund

Large Cap Fund

*Effective September 12, 2020, DSM Capital Partners LLC became the sub-advisor.

**Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

Notes to Financial Statements (Unaudited) (Continued)

	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	1.01%	1.78%	0.81%	—	—
International Equity Fund*	1.36%	1.99%	0.99%	0.89%	—
International Growth Fund**	1.24%	1.99%	0.99%	0.89%	—
Large Cap Focused Fund	1.00%	1.79%	0.72%	0.69%	—
Large Cap Fund	1.03%	1.78%	0.78%	0.68%	—
Large Company Growth Fund	1.04%	1.79%	0.79%	0.69%	—
Ohio Tax-Free Bond Fund	0.85%	1.60%	0.60%	0.55%	—
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.79%
Value Fund	1.08%	1.83%	0.83%	0.68%	—

*Prior to October 30, 2020, the expense limitation for Institutional Class shares was 2.49%.

**Prior to September 12, 2020, the expense limitations for Classes A, C, Y and Institutional Class shares were 1.55%, 2.30%, 1.30% and 1.18%, respectively.

These expense limitations will remain in effect for all Funds through at least October 29, 2021. The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended December 31, 2020, the Advisor or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees, of the Funds as follows:

Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Waived	Total
Balanced Fund	$—	$—	$39,805	$39,805
International Equity Fund	—	—	56,654	56,654
International Growth Fund	—	—	144,117	144,117
Large Cap Focused Fund	—	—	713,336	713,336
Large Cap Fund	—	—	188,710	188,710
Large Company Growth Fund	—	—	178,864	178,864
Ohio Tax-Free Bond Fund	—	—	85,859	85,859
Small Company Fund	—	—	188,185	188,185
Value Fund	—	—	264,785	264,785

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. The Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

As of December 31, 2020, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

Fund	Expires on or before June 30, 2021	Expires on or before June 30, 2022	Expires on or before June 30, 2023	Expires on or before June 30, 2024	Total
Balanced Fund	$16,114	$36,339	$44,186	$—	$96,639
International Equity Fund	89,965	158,366	174,004	37,534	459,869
International Growth Fund	57,321	185,823	193,290	137,755	574,189
Large Cap Focused Fund	1,144,874	2,201,447	1,851,991	365,848	5,564,160
Large Cap Fund	234,261	440,511	393,233	175,848	1,243,853
Large Company Growth Fund	131,807	259,049	326,338	172,400	889,594
Ohio Tax-Free Bond Fund	62,558	143,581	157,632	37,919	401,690
Small Company Fund	529,640	1,008,474	818,548	165,156	2,521,818
Value Fund	351,252	645,575	606,669	233,322	1,836,818

For the six months ended December 31, 2020, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from the Balanced Fund of $2,022.

Notes to Financial Statements (Unaudited) (Continued)

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next
$10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds, the Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended December 31, 2020:

Fund	Amount
Balanced Fund	$17,458
International Equity Fund	880
International Growth Fund	428
Large Cap Focused Fund	7,674
Large Cap Fund	267
Large Company Growth Fund	207
Ohio Tax-Free Bond Fund	359
Small Company Fund	3,870
Value Fund	827

Notes to Financial Statements (Unaudited) (Continued)

In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended December 31, 2020:

Fund	Class A	Class C
Balanced Fund	$—	$252
International Equity Fund	—	23
Large Cap Focused Fund	12	517
Small Company Fund	19	130
Value Fund	—	298

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended December 31, 2020, the Funds did not engage in any Rule 17a-7 transactions.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended December 31, 2020, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	1,885,199	$81,463,223
Large Cap Fund	540,884	6,421,484
Large Company Growth Fund	62,888	2,680,734
Small Company Fund	11,873,883	41,966,420

Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended December 31, 2020, the following Funds participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:

Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
International Growth Fund	$9,788	0.69%	$34
Large Company Growth Fund	168,344	0.70%	608

*Included in Other expenses in the Statements of Operations.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.

Notes to Financial Statements (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid is as follows:

	Balanced Fund		International Equity Fund		International Growth Fund
	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2020	Year Ended June 30, 2019
From ordinary income	$6,480,488	$5,073,305	$1,923,637	$2,842,238	$2,978	$425,814
From long-term capital gains	35,661,000	15,844,335	5,681,982	17,560,388	—	4,272,059
Total Distributions	$42,141,488	$20,917,640	$7,605,619	$20,402,626	$2,978	$4,697,873

	Large Cap Focused Fund		Large Cap Fund		Large Company Growth Fund
	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2020	Year Ended June 30, 2019
From ordinary income	$12,128,375	$22,680,841	$3,199,658	$2,699,506	$—	$716,305
From long-term capital gains	182,874,825	152,239,077	17,767,764	—	15,399,908	12,955,949
Total Distributions	$195,003,200	$174,919,918	$20,967,422	$2,699,506	$15,399,908	$13,672,254

	Ohio Tax-Free Bond Fund		Small Company Fund		Value Fund
	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2020	Year Ended June 30, 2019
From ordinary income	$148	$615	$—	$34,623,870	$5,160,391	$9,739,930
From tax-exempt income	1,274,837	1,353,201	—	—	—	—
From long-term capital gains	28,458	—	56,603,845	110,406,903	17,529,100	31,961,207
Total Distributions	$1,303,443	$1,353,816	$56,603,845	$145,030,773	$22,689,491	$41,701,137

The following information is computed on a tax basis for each item as of June 30, 2020:

	Balanced Fund	International Equity Fund	International Growth Fund	Large Cap Focused Fund	Large Cap Fund
Tax cost of portfolio investments	$263,136,175	$126,345,319	$22,655,993	$973,977,522	$220,974,813
Gross unrealized appreciation on investments	131,984,394	23,276,019	9,502,332	721,809,606	73,452,123
Gross unrealized depreciation on investments	(6,167,763)	(24,209,795)	(753,327)	(45,209,777)	(17,613,654)
Net unrealized appreciation (depreciation) on investments	$125,816,631	$(933,776)	$8,749,005	$676,599,829	$55,838,469
Gross unrealized appreciation on foreign currency transactions	—	7,644	221	—	—
Gross unrealized depreciation on foreign currency transactions	—	(177)	—	—	—
Other temporary differences	(520,401)	—	—	—	—
Undistributed ordinary income	3,125,123	—	26,106	2,867,438	2,250,087
Qualified late-year losses	—	(6,555,269)	—	—	(1,715,991)
Capital Loss Carryforwards	—	—	(24,237,180)	—	—
Undistributed long-term capital gains	3,202,427	—	—	21,490,775	—
Distributable earnings (deficit)	$131,623,780	$(7,481,578)	$(15,461,848)	$700,958,042	$56,372,565

Notes to Financial Statements (Unaudited) (Continued)

	Large Company Growth Fund	Ohio Tax-Free Bond Fund	Small Company Fund	Value Fund
Tax cost of portfolio investments	$119,451,591	$45,968,818	$629,353,225	$234,820,527
Gross unrealized appreciation on investments	109,146,428	3,676,777	131,853,094	38,387,599
Gross unrealized depreciation on investments	(2,006,923)	(165)	(48,876,237)	(17,209,961)
Net unrealized appreciation (depreciation) on investments	107,139,505	3,676,612	82,976,857	21,177,638
Undistributed ordinary income	—	—	—	68,138
Other temporary differences	—	(17,614)	—	—
Qualified late-year losses	(243,154)	(26,054)	(798,949)	—
Capital Loss Carryforwards	—	—	(22,061,419)	—
Undistributed long-term capital gains	23,943,847	—	—	3,171,733
Distributable earnings (deficit)	$130,840,198	$3,632,944	$60,116,489	$24,417,509

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, basis adjustments on securities no longer treated as PFICs and nontaxable distribution basis outstanding.

As of June 30, 2020, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No Expiration Short Term	No Expiration Long Term	Total
International Growth Fund*	$24,237,180	—	$24,237,180
Small Company Fund	22,061,419	—	22,061,419

* Future utilization may be limited under current tax rules.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the year ended June 30, 2020, none of the Funds utilized capital loss carryforwards.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2020, the Funds elected to defer the following losses:

Fund	Realized Capital Losses	Ordinary Losses	Total
International Equity Fund	$6,541,665	$13,604	$6,555,269
Large Cap Fund	1,715,991	—	1,715,991
Large Company Growth Fund	—	243,154	243,154
Ohio Tax-Free Bond Fund	26,054	—	26,054
Small Company Fund	—	798,949	798,949

The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended June 30, 2017 through 2020) and have concluded that no provision for income tax is required in their financial statements.

As of December 31, 2020, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other*	Gross Unrealized Depreciation on Other*	Net Unrealized Appreciation/ (Depreciation)
Balanced Fund	$332,278,299	$163,919,354	$(647,307)	$—	$—	$163,272,047
International Equity Fund	102,447,873	34,158,968	(9,709,398)	36,168	—	24,485,738
International Growth Fund	83,070,927	22,849,273	(177,766)	10,373	(13)	22,681,867
Large Cap Focused Fund	1,056,861,345	922,884,225	(5,101,200)	—	—	917,783,025
Large Cap Fund	212,380,885	114,383,981	(4,673,551)	—	—	109,710,430
Large Company Growth Fund	121,424,830	134,736,654	—	—	—	134,736,654
Ohio Tax-Free Bond Fund	45,673,421	4,080,615	(5,037)	—	—	4,075,578
Small Company Fund	573,932,799	298,931,329	(2,595,629)	—	—	296,335,700
Value Fund	238,305,788	80,556,465	(3,538,380)	—	—	77,018,085

Notes to Financial Statements (Unaudited) (Continued)

* Other includes Foreign Currency Transactions.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Health Crises — An outbreak of respiratory disease caused by COVID-19 was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Reorganizations

International Growth Fund Reorganization:

The Trustees of the Touchstone International Growth Fund, a series of the Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone International Growth Opportunities Fund to the Touchstone International

Notes to Financial Statements (Unaudited) (Continued)

Small Cap Fund, which was renamed the Touchstone International Growth Fund. The performance and accounting history of the International Growth Opportunities Fund was assumed by the International Growth Fund. The tax-free reorganization took place on September 11, 2020.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.

	Before Reorganization		After Reorganization
Class A	Touchstone International Growth Opportunities Fund	Touchstone International Small Cap Fund	Touchstone International Small Cap Fund
Shares	68,698(A)	97,100	165,798
Net Assets	$913,153	$1,290,678	$2,203,831
Net Asset Value	$13.29(A)	$13.29	$13.29
Class C
Shares	34,733(B)	48,931	83,664
Net Assets	$447,961	$631,074	$1,079,035
Net Asset Value	$12.90(B)	$12.90	$12.90
Class Y
Shares	70,826(C)	5,338,452	5,409,278
Net Assets	$964,777	$72,719,437	$73,684,214
Net Asset Value	$13.62(C)	$13.62	$13.62
Institutional Class
Shares	2,342,813(D)	282,595	2,625,408
Net Assets	$32,149,279	$3,877,901	$36,027,180
Net Asset Value	$13.72(D)	$13.72	$13.72
Fund Total
Shares Outstanding	2,517,070	5,767,078	8,284,148
Net Assets	$34,475,170	$78,519,090	$112,994,260
Unrealized Appreciation (Depreciation)	$12,701,727	$13,999,828	$26,701,555

(A)	Reflects a 1.9160:1 stock split which occurred on the date of the reorganization, September 11, 2020.

(B)	Reflects a 1.9095:1 stock split which occurred on the date of the reorganization, September 11, 2020.

(C)	Reflects a 1.8839:1 stock split which occurred on the date of the reorganization, September 11, 2020.

(D)	Reflects a 1.8777:1 stock split which occurred on the date of the reorganization, September 11, 2020.

Assuming the reorganization had been completed on July 1, 2020, the International Growth Fund’s results of operations for the six months ended December 31, 2020 would have been as follows:

Net investment loss	$(272,216)
Net realized and unrealized gain (loss) on investments	$1,284,418
Net increase in net assets resulting from operations	$1,012,202

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the International Growth Fund that have been included in its statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 through December 31, 2020).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Net Expense Ratio Annualized December 31, 2020	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Six Months Ended December 31, 2020*
Touchstone Balanced Fund
Class A	Actual	1.01%	$1,000.00	$1,163.40	$5.51
Class A	Hypothetical	1.01%	$1,000.00	$1,020.11	$5.14
Class C	Actual	1.78%	$1,000.00	$1,158.90	$9.69

Other Items (Unaudited) (Continued)

		Net Expense Ratio Annualized December 31, 2020	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Six Months Ended December 31, 2020*
Class C	Hypothetical	1.78%	$1,000.00	$1,016.23	$9.05
Class Y	Actual	0.81%	$1,000.00	$1,164.60	$4.42
Class Y	Hypothetical	0.81%	$1,000.00	$1,021.12	$4.13
Touchstone International Equity Fund
Class A	Actual	1.36%	$1,000.00	$1,239.00	$7.68
Class A	Hypothetical	1.36%	$1,000.00	$1,018.35	$6.92
Class C	Actual	2.32%	$1,000.00	$1,232.80	$13.06
Class C	Hypothetical	2.32%	$1,000.00	$1,013.51	$11.77
Class Y	Actual	0.99%	$1,000.00	$1,241.70	$5.59
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04
Institutional Class	Actual	0.89%	$1,000.00	$1,241.20	$5.03
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53
Touchstone International Growth Fund
Class A	Actual	1.24%	$1,000.00	$1,261.10	$7.07
Class A	Hypothetical	1.24%	$1,000.00	$1,018.95	$6.31
Class C	Actual	1.99%	$1,000.00	$1,257.00	$11.32
Class C	Hypothetical	1.99%	$1,000.00	$1,015.17	$10.11
Class Y	Actual	0.99%	$1,000.00	$1,263.20	$5.65
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04
Institutional Class	Actual	0.89%	$1,000.00	$1,263.50	$5.08
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53
Touchstone Large Cap Focused Fund
Class A	Actual	1.02%	$1,000.00	$1,252.10	$5.79**
Class A	Hypothetical	1.02%	$1,000.00	$1,020.06	$5.19**
Class C	Actual	1.81%	$1,000.00	$1,246.90	$10.25**
Class C	Hypothetical	1.81%	$1,000.00	$1,016.08	$9.20**
Class Y	Actual	0.74%	$1,000.00	$1,253.70	$4.20**
Class Y	Hypothetical	0.74%	$1,000.00	$1,021.48	$3.77**
Institutional Class	Actual	0.71%	$1,000.00	$1,254.00	$4.03**
Institutional Class	Hypothetical	0.71%	$1,000.00	$1,021.63	$3.62**
Touchstone Large Cap Fund
Class A	Actual	1.03%	$1,000.00	$1,207.40	$5.79***
Class A	Hypothetical	1.03%	$1,000.00	$1,019.96	$5.30***
Class C	Actual	1.78%	$1,000.00	$1,202.50	$9.94***
Class C	Hypothetical	1.78%	$1,000.00	$1,016.18	$9.10***
Class Y	Actual	0.78%	$1,000.00	$1,208.90	$4.40***
Class Y	Hypothetical	0.78%	$1,000.00	$1,021.22	$4.02***
Institutional Class	Actual	0.68%	$1,000.00	$1,209.50	$3.84***
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.73	$3.52***
Touchstone Large Company Growth Fund
Class A	Actual	1.05%	$1,000.00	$1,181.60	$5.77****
Class A	Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35****
Class C	Actual	1.80%	$1,000.00	$1,177.30	$9.88****
Class C	Hypothetical	1.80%	$1,000.00	$1,016.13	$9.15****
Class Y	Actual	0.80%	$1,000.00	$1,183.10	$4.40****
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08****
Institutional Class	Actual	0.70%	$1,000.00	$1,183.80	$3.85****
Institutional Class	Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57****
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,021.60	$4.33
Class A	Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33
Class C	Actual	1.60%	$1,000.00	$1,017.70	$8.14
Class C	Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13
Class Y	Actual	0.60%	$1,000.00	$1,022.00	$3.06
Class Y	Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06
Institutional Class	Actual	0.55%	$1,000.00	$1,023.10	$2.80
Institutional Class	Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

Other Items (Unaudited) (Continued)

		Net Expense Ratio Annualized December 31, 2020	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Six Months Ended December 31, 2020*
Touchstone Small Company Fund
Class A	Actual	1.25%	$1,000.00	$1,393.00	$7.54*****
Class A	Hypothetical	1.25%	$1,000.00	$1,018.90	$6.36*****
Class C	Actual	1.98%	$1,000.00	$1,384.80	$11.90*****
Class C	Hypothetical	1.98%	$1,000.00	$1,015.22	$10.06*****
Class Y	Actual	0.92%	$1,000.00	$1,392.00	$5.55*****
Class Y	Hypothetical	0.92%	$1,000.00	$1,020.57	$4.69*****
Institutional Class	Actual	0.82%	$1,000.00	$1,392.90	$4.95*****
Institutional Class	Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18*****
Class R6	Actual	0.82%	$1,000.00	$1,395.20	$4.95*****
Class R6	Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18*****
Touchstone Value Fund
Class A	Actual	1.08%	$1,000.00	$1,249.10	$6.12
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50
Class C	Actual	1.83%	$1,000.00	$1,244.50	$10.35
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30
Class Y	Actual	0.83%	$1,000.00	$1,252.30	$4.71
Class Y	Hypothetical	0.83%	$1,000.00	$1,021.02	$4.23
Institutional Class	Actual	0.68%	$1,000.00	$1,251.10	$3.86
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.78	$3.46

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
**Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.68, $10.14, $4.09 and $3.92, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.09, $9.10, $3.67, and $3.52, respectively.
***Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.66, $10.11, $4.08 and $3.91, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.08, $9.07, $3.66, and $3.51, respectively.
****Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.70, $9.80, $4.34 and $3.79, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.28, $9.07, $4.01 and $3.51, respectively.
*****Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $7.34, $11.69, $5.35, $4.75 and $4.76, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $6.19, $9.88, $4.52, $4.01 and $4.01, respectively.

Liquidity Risk Management

The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.

Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 17, 2019 through May 14, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the Funds’ liquidity risk.

Other Items (Unaudited) (Continued)

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 19, 2020, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor, except with respect to the Sub-Advisory Agreement for Touchstone International Growth Fund (formerly, Touchstone International Small Cap Fund), which was approved at a meeting held earlier in the year.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the one that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts periodic compliance due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the affiliated Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

Other Items (Unaudited) (Continued)

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2020, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Balanced Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2020 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2020 was in the 2nd quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2020 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2020 was in the 1st quintile, while the Fund’s performance for each of the twelve-month and thirty-six-month periods ended September 30, 2020 was in the 2nd quintile of its peer group. The Board noted that the Fund had undergone a change in sub-advisor and principal investment strategy in September 2020. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2020 was in the 3rd quintile of its peer group, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2020 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Focused Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2020 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance

Other Items (Unaudited) (Continued)

was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Company Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2020 was in the 4th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2020 was in the 2nd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2020 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Ohio Tax-Free Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2020 was in the 4th quintile of its peer group, while the Fund’s performance for each of the twelve-and thirty-six-month periods ended September 30, 2020 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Small Company Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2020 was in the 5th quintile, the Fund’s performance for the twelve-month period ended September 30, 2020 was in the 4th quintile, and the Fund’s performance for the thirty-six-month period ended September 30, 2020 was in the 2nd quintile of its peer group. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2020 was in the 2nd quintile of its peer group, the Fund’s performance for the twelve-month period ended September 20, 2020 was in the 4th quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2020 was in the 3rd quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but two of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to each Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedules of the Funds that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Other Items (Unaudited) (Continued)

Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but two of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Balanced Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Focused Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Company Growth Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Ohio Tax-Free Bond Fund. The Trustees considered the Fund’s sub-advisory fee relative to the fees paid by other funds to their sub-advisors. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Other Items (Unaudited) (Continued)

Touchstone Small Company Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2020, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments

Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

Investment Advisor
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Shareholder Service
800.543.0407

* A Member of Western & Southern Financial Group

TSF-54BB-TST-SAR-2012

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	March 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	March 3, 2021

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	March 3, 2021

* Print the name and title of each signing officer under his or her signature.